                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /

      Post-Effective Amendment No.  10                               /X/


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

      Amendment No. 7                                                /X/


                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
            Ronald L. Benedict, Corporate Vice President, Counsel
                                and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):
              immediately upon filing pursuant to paragraph (b)
      ---

       X      on May 1, 2000, pursuant to paragraph (b)(1)(ix)
      ---

              60 days after filing pursuant to paragraph (a)(i)
      ---

              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---

If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                               OHIO NATIONAL VARIABLE ACCOUNT D

N-4 Item                       Caption in Prospectus
--------                       ---------------------

   1                           Cover Page

   2                           Glossary of Special Terms

   3                           Not applicable

   4                           Accumulation Unit Values

   5                           The Ohio National Companies

   6                           Deductions and Expenses

   7                           Description of the Contracts

   8                           Annuity Benefits

   9                           Death Benefit

   10                          Accumulation

   11                          Surrender and Withdrawal

   12                          Federal Tax Status

   13                          Not applicable

   14                          Table of Contents

                               Caption in Statement of Additional Information
                               ----------------------------------------------

   15                          Cover Page

   16                          Table of Contents

   17                          Not applicable

   18                          Custodian
                               Independent Certified Public Accountants

   19                          See Prospectus (Distribution of the Contracts)

   20                          Underwriter

   21                          Calculation of Money Market Subaccount Yield
                               Total Return

   22                          See Prospectus (Annuity Benefits)

   23                          Financial Statements

                               Caption in Part C
                               -----------------

   24                          Financial Statements and Exhibits

   25                          Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                          Number of Contractowners

   28                          Indemnification

   29                          Principal Underwriter

   30                          Location of Accounts and Records

   31                          Not applicable

   32                          Undertakings and Representations

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY


                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 366-6654
                                      for
                        GROUP VARIABLE ANNUITY CONTRACTS


This prospectus offers a group variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that account values or annuity payments will equal or exceed your contributions.

The contracts are designed for:

- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

- state and municipal deferred compensation plans, and

- non-tax-qualified plans.

The minimum contribution amount is $25 per participant. You may make additional contributions at any time, but not more often than biweekly. Generally, your plan governs the maximum amounts that may be contributed.

You may direct the allocation of contributions to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account D ("VAD"). VAD is a separate account of The Ohio National Life Insurance Company. The assets of VAD are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Goldman Sachs Variable Insurance Trust, Janus Aspen Series Retirement Shares, Lazard Retirement Series, Inc., Strong Variable Insurance Funds, Inc. and the Variable Insurance Products Fund (Fidelity). See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds which might also contain information about other funds that are not available for these contracts.


You may withdraw all or part of the contract value to provide plan benefits at no charge. Amounts withdrawn may be subject to federal income tax penalties. We may charge a withdrawal charge up to 7% of amounts withdrawn other than for plan benefits (up to a maximum of 9% of all contributions). Your exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan. This prospectus contains no information about your trust or plan. The prospectus does not provide details of all our administrative policies and procedures.


KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

Form V-4827                       MAY 1, 2000

                               TABLE OF CONTENTS


Available Funds..........................      2
Fee Table................................      3
Accumulation Unit Values.................      8
  Financial Statements...................     10
The Ohio National Companies..............     11
  Ohio National Life.....................     11
  Ohio National Variable Account D.......     11
  The Funds..............................     11
  Mixed and Shared Funding...............     11
  Voting Rights..........................     12
Distribution of the Contracts............     12
Deductions and Expenses..................     12
  Withdrawal Charge......................     12
  Deduction for Administrative
     Expenses............................     13
  Deduction for Risk Undertakings........     13
  Limitations on Deductions..............     13
  Transfer Fee...........................     14
  Deduction for State Premium Tax........     14
  Fund Expenses..........................     14
Description of the Contracts.............     14
Accumulation.............................     14
  Contribution Provisions................     14
  Accumulation Units.....................     14
  Crediting Accumulation Units...........     14
  Allocation of Contributions............     14
  Accumulation Unit Value and Contract
     Value...............................     15
  Net Investment Factor..................     15
  Surrender and Withdrawal...............     15
  Transfers among Subaccounts............     15
TeleAccess...............................     16
  Payment of Plan Benefits...............     16
  Texas State Optional Retirement
     Program.............................     16
Guaranteed Account.......................     16
Annuity Benefits.........................     18
  Purchasing an Annuity..................     18
  Annuity Options........................     18
  Determination of Amount of the First
     Variable Annuity Payment............     19
  Annuity Units and Variable Payments....     19
  Transfers after Annuity Purchase.......     19
Other Contract Provisions................     19
  Assignment.............................     19
  Periodic Reports.......................     20
  Substitution for Fund Shares...........     20
  Contract Owner Inquires................     20
Performance Data.........................     20
Federal Tax Status.......................     20
  Tax-Deferred Annuities.................     22
Qualified Pension or Profit-Sharing
  Plans..................................     22
Withholding on Distributions.............     23
Statement of Additional Information
  Contents...............................     24


                                AVAILABLE FUNDS

                                               ADVISER (SUBADVISER)
OHIO NATIONAL FUND, INC.                       (Legg Mason Fund Adviser, Inc.)
Equity Portfolio                               Ohio National Investments, Inc.
Money Market Portfolio                         Ohio National Investments, Inc.
Bond Portfolio                                 Ohio National Investments, Inc.
Omni Portfolio (a flexible portfolio           (Federated Global Investment Management
fund)                                          Corp.)
International Portfolio                        (Federated Global Investment Management
International Small Company Portfolio          Corp.)
Capital Appreciation Portfolio                 (Jennison Associates LLC)
Small Cap Portfolio                            (Founders Asset Management LLC)
Aggressive Growth Portfolio                    (Janus Capital Corporation)
Core Growth Portfolio                          (Pilgrim Baxter & Associates, Ltd.)
Growth & Income Portfolio                      (RS Investment Management Co. LLC)
Capital Growth Portfolio                       (RS Investment Management Co. LLC)
S&P 500 Index Portfolio                        Ohio National Investments, Inc.
Social Awareness Portfolio                     Ohio National Investments, Inc.
High Income Bond Portfolio                     (Federated Investment Counseling)
Equity Income Portfolio                        (Federated Investment Counseling)
Blue Chip Portfolio                            (Federated Investment Counseling)
Nasdaq 100 Index Portfolio                     Ohio National Investments, Inc.

Form V-4827

THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow(SM) Target 10 Portfolios               (First Trust Advisors L.P.)
The Dow(SM) Target 5 Portfolios                (First Trust Advisors L.P.)
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund           Goldman Sachs Asset Management
Goldman Sachs CORE U.S. Equity Fund            Goldman Sachs Asset Management
Goldman Sachs Capital Growth Fund              Goldman Sachs Asset Management
JANUS ASPEN SERIES RETIREMENT SHARES*
Growth Portfolio*                              Janus Capital Corporation
Worldwide Growth Portfolio*                    Janus Capital Corporation
Balanced Portfolio*                            Janus Capital Corporation
LAZARD RETIREMENT SERIES, INC.
Small Cap Portfolio                            Lazard Asset Management
Emerging Markets Portfolio                     Lazard Asset Management
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                  Strong Capital Management, Inc.
Strong Opportunity Fund II
  (a mid cap/small cap fund)                   Strong Capital Management, Inc.
Strong Schafer Value Fund II                   Strong Capital Management, Inc.
VARIABLE INSURANCE PRODUCTS FUND SERVICE
  CLASS 2 (FIDELITY)
VIP Contrafund(R) Portfolio                    Fidelity Management & Research Company
VIP Mid Cap Portfolio                          Fidelity Management & Research Company
VIP Growth Portfolio                           Fidelity Management & Research Company


*Not available on non-tax-qualified plans.

                                   FEE TABLE

                                                              CONTRACT YEAR
                                                              OF SURRENDER                     PERCENTAGE
             CONTRACTOWNER TRANSACTION EXPENSES               OR WITHDRAWAL                     CHARGED
             ----------------------------------               -------------                    ----------
Deferred Sales Load (as a percentage of amount withdrawn)
(Percentage varies by number of years from the establishment of each participant's account.) (No charge for withdrawals
for plan payments.)                                                1                               7%
                                                                   2                               6%
                                                                   3                               5%
                                                                   4                               4%
                                                                   5                               3%
                                                                   6                               2%
                                                                   7                               1%
                                                              8 and later                          0%
Exchange (transfer) Fee                                         $5 (the fee is presently being waived)

VAD ANNUAL EXPENSES (as a percentage of average
  account value)
Mortality and Expense Risk Fees                          1.00%
Account Fees and Expenses                                0.35%
                                                         ----
Total VAD Annual Expenses                                1.35%

Neither the table nor the examples reflect any premium taxes that may be applicable to a contract. These currently range from 0% to 2.25%. For further details, see Deductions and Expenses.

Form V-4827

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF THE FUND AVERAGE NET ASSETS)


                                                                          TOTAL FUND
                                                                           EXPENSES
                                                                           WITHOUT        TOTAL       TOTAL FUND
                                                                           WAIVERS       WAIVERS       EXPENSES
                                                  MANAGEMENT    OTHER         OR           AND       WITH WAIVERS
                                                     FEES      EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                                  ----------   --------   ----------   -----------   -------------
OHIO NATIONAL FUND, INC.:
  Money Market*                                      0.30%       0.11%       0.41%         0.05%         0.36%
  Equity                                             0.80%       0.12%       0.92%         0.00%         0.92%
  Bond                                               0.60%       0.17%       0.77%         0.00%         0.77%
  Omni                                               0.54%       0.13%       0.67%         0.00%         0.67%
  S&P 500 Index                                      0.38%       0.11%       0.49%         0.00%         0.49%
  International*                                     0.90%       0.36%       1.26%         0.05%         0.21%
  International Small Company                        1.00%       1.06%       2.06%         0.00%         2.06%
  Capital Appreciation                               0.80%       0.15%       0.95%         0.00%         0.95%
  Small Cap                                          0.80%       0.09%       0.89%         0.00%         0.89%
  Aggressive Growth                                  0.80%       0.15%       0.95%         0.00%         0.95%
  Core Growth                                        0.95%       0.11%       1.06%         0.00%         1.06%
  Growth & Income                                    0.85%       0.10%       0.95%         0.00%         0.95%
  Capital Growth                                     0.90%       0.19%       1.09%         0.00%         1.09%
  Social Awareness                                   0.60%       0.33%       0.93%         0.00%         0.93%
  High Income Bond                                   0.75%       0.38%       1.13%         0.00%         1.13%
  Equity Income                                      0.75%       0.53%       1.28%         0.00%         1.28%
  Blue Chip                                          0.90%       0.45%       1.35%         0.00%         1.35%
  Nasdaq 100 Index**                                 0.75%       0.20%       0.95%         0.00%         0.95%
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                     0.60%       0.64%       1.24%         0.21%         1.03%
  Dow Target 5*                                      0.60%       2.54%       3.14%         2.27%         0.87%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                   0.75%       0.47%       1.22%         0.22%         1.00%
  Goldman Sachs CORE U.S. Equity                     0.70%       0.20%       0.90%         0.00%         0.90%
  Goldman Sachs Capital Growth*                      0.75%       0.94%       1.69%         0.69%         1.00%
JANUS ASPEN SERIES RETIREMENT SHARES:
  Growth                                             0.65%       0.52%       1.17%         0.00%         1.17%
  Worldwide Growth                                   0.65%       0.55%       1.20%         0.00%         1.20%
  Balanced                                           0.65%       0.52%       1.17%         0.00%         1.17%
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                         0.75%       6.56%       7.31%         6.06%         1.25%
  Emerging Markets*                                  1.00%       8.59%       9.59%         7.99%         1.60%
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                          1.00%       0.17%       1.17%         0.02%         1.15%
  Strong Opportunity II                              1.00%       0.14%       1.14%         0.00%         1.14%
  Strong Schafer Value II*                           1.00%       0.57%       1.57%         0.37%         1.20%
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                     0.58%       0.37%       0.95%         0.00%         0.95%
  VIP Mid Cap                                        0.57%       0.68%       1.25%         0.00%         1.25%
  VIP Growth                                         0.58%       0.35%       0.93%         0.00%         0.93%


Form V-4827

EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $ 90   $109    $128    $202
  Equity                                                       95    125     156     261
  Bond                                                         94    121     148     245
  Omni                                                         93    118     144     235
  S&P 500 Index                                                91    113     135     216
  International*                                               98    133     170     290
  International Small Company                                 105    157     210     369
  Capital Appreciation                                         95    126     157     264
  Small Cap                                                    95    124     154     257
  Aggressive Growth                                            95    126     157     264
  Core Growth                                                  96    129     163     275
  Social Awareness                                             95    125     156     262
  Growth & Income                                              95    126     157     264
  Capital Growth                                               97    130     164     278
  High Income Bond                                             97    131     166     282
  Equity Income                                                98    135     173     296
  Blue Chip                                                    99    137     177     303
  Nasdaq 100 Index**                                           95    126     157     264
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                               96    128     161     272
  Dow Target 5*                                                94    124     153     255
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                             96    127     160     267
  Goldman Sachs CORE U.S. Equity                               95    125     155     258
  Goldman Sachs Capital Growth*                                96    127     160     269
JANUS ASPEN SERIES RETIREMENT SHARES:
  Growth                                                       97    132     168     286
  Worldwide Growth                                             98    133     169     289
  Balanced                                                     97    132     168     286
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                   98    135     172     293
  Emerging Markets*                                           101    144     188     327
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                    97    132     167     284
  Strong Opportunity II                                        97    131     167     283
  Strong Schafer Value II*                                     98    133     169     289
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                               95    126     157     264
  VIP Mid Cap                                                  98    135     172     293
  VIP Growth                                                   95    125     156     262

Form V-4827

EXAMPLE - If you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market*                                              $17    $ 54    $ 93    $202
  Equity                                                      23      71     122     261
  Bond                                                        22      66     114     245
  Omni                                                        21      63     109     235
  S&P 500 Index                                               19      58     100     216
  International*                                              26      80     136     290
  International Small Company                                 34     105     177     369
  Capital Appreciation                                        23      72     123     264
  Small Cap                                                   23      70     120     257
  Aggressive Growth                                           23      72     123     264
  Core Growth                                                 24      75     129     275
  Social Awareness                                            23      71     122     262
  Growth & Income                                             23      72     123     264
  Capital Growth                                              25      76     130     278
  High Income Bond                                            25      77     132     282
  Equity Income                                               27      82     140     296
  Blue Chip                                                   27      84     143     303
  Nasdaq 100 Index**                                          23      72     123     264
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10*                                              24      74     127     272
  Dow Target 5*                                               23      69     119     255
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income*                            24      73     126     269
  Goldman Sachs CORE U.S. Equity                              23      70     120     258
  Goldman Sachs Capital Growth*                               24      73     126     269
JANUS ASPEN SERIES RETIREMENT SHARES:
  Growth                                                      26      78     134     286
  Worldwide Growth                                            26      79     136     289
  Balanced                                                    26      78     134     286
LAZARD RETIREMENT SERIES, INC.:
  Small Cap*                                                  26      81     138     293
  Emerging Markets*                                           30      91     155     327
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II*                                   25      78     133     284
  Strong Opportunity II                                       25      78     133     283
  Strong Schafer Value II*                                    26      79     136     289
VARIABLE INSURANCE PRODUCTS FUND (FIDELITY):
  VIP Contrafund                                              23      72     123     264
  VIP Mid Cap                                                 26      81     138     293
  VIP Growth                                                  23      71     122     262

*The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

Form V-4827

EXAMPLE - Without the voluntary fee waivers or reimbursements by investment advisers, if you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 90   $110    $131    $207
  International                                                98    135     172     294
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                98    134     171     292
  Dow Target 5                                                115    187     258     461
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              98    134     170     290
  Goldman Sachs Capital Growth                                102    147     193     336
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                   152    291     420     723
  Emerging Markets                                            172    342     493     818
STRONG VARIABLE INSURANCE FUNDS, INC.:
  Strong Mid Cap Growth II                                     97    132     168     286
  Strong Schafer Value II                                     101    144     187     324


EXAMPLE - Without the voluntary fee waivers or reimbursements by investment advisers, if you do not surrender your contract or if you annuitize at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:


                                                              1       3       5      10
                                                             YEAR   YEARS   YEARS   YEARS
                                                             ----   -----   -----   -----
OHIO NATIONAL FUND, INC.:
  Money Market                                               $ 18   $ 55    $ 95    $207
  International                                                26     81     139     294
DOW TARGET VARIABLE FUND LLC:
  Dow Target 10                                                26     81     138     292
  Dow Target 5                                                 45    136     227     461
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
  Goldman Sachs Growth and Income                              26     80     137     290
  Goldman Sachs Capital Growth                                 31     94     160     336
LAZARD RETIREMENT SERIES, INC.:
  Small Cap                                                  $ 85   $246    $395    $723
  Emerging Markets                                            106    300     471     818
STRONG VARIABLE INSURANCE FUNDS, INC:
  Strong Mid Cap Growth II                                     26     78     134     286
  Strong Schafer Value II                                      30     90     154     324

**The "Other Expenses" (and accordingly, the Total Fund Expenses) for these Funds are based on estimates.


The purpose of the above table is to help you to understand the costs and expenses that you will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For some funds, the "Other Expenses" include a 12b-1 fee. These fees do not exceed 0.25%. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. In the examples, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may


Form V-4827
be paid from amounts invested in the Guaranteed Account. The above table and examples reflect only the charges for contracts currently offered by this prospectus and not other contracts that we may offer.

                            ACCUMULATION UNIT VALUES

This series of group variable annuity contracts began on January 25, 1995. The International Small Company and Aggressive Growth funds began on March 31, 1995. The Core Growth, Growth & Income, S&P 500 Index and Social Awareness funds began on January 3, 1997. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip funds, the Dow Target Variable funds, the Goldman Sachs funds, the Janus Aspen funds, the Lazard Retirement funds and the Strong Variable Insurance funds were added on November 1, 1999. The Ohio National Fund Nasdaq 100 Index fund and Variable Insurance Products funds were added on May 1, 2000.

EQUITY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.198167      13,287
 1996              12.198167         14.243704      32,583
 1997              14.243704         16.607094      74,941
 1998              16.607094         17.323587      107,618
 1999              17.323587         20.488690      123,655

MONEY MARKET

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.346422          1,732
 1996              10.346422         10.735959          7,977
 1997              10.735959         11.161886         32,475
 1998              11.161886         11.606378         48,567
 1999              11.606378         12.027104         72,108

BOND

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.207694          1,139
 1996              11.207694         11.468004          6,512
 1997              11.468004         12.365430         12,237
 1998              12.365430         12.837064         16,940
 1999              12.837064         12.739294         41,686

OMNI

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.742940         13,547
 1996              11.742940         13.386856         45,160
 1997              13.386856         15.605553         98,309
 1998              15.605553         16.095248        146,331
 1999              16.095248         17.684265        143,525

Form V-4827

INTERNATIONAL

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.256284         20,393
 1996              11.256284         12.714297         42,439
 1997              12.714297         12.810197        100,959
 1998              12.810197         13.130325        110,066
 1999              13.130325         21.687535         96,945

INTERNATIONAL SMALL COMPANY

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 10.780072          8,523
 1996              10.780072         11.922317         13,394
 1997              11.922317         13.135923         16,765
 1998              13.135923         13.418205         12,900
 1999              13.418205         27.606603         14,362

CAPITAL APPRECIATION

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 11.663489         39,782
 1996              11.663489         13.320406         54,003
 1997              13.320406         15.139212         78,535
 1998              15.139212         15.820771         72,571
 1999              15.820771         16.618131         77,142

SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.909669         24,533
 1996              12.909669         14.992559         39,188
 1997              14.992559         16.045605         78,648
 1998              16.045605         17.505914         91,751
 1999              17.505914         35.661694        109,169

AGGRESSIVE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1995            $ 10.000000       $ 12.568155          3,057
 1996              12.568155         12.494380          9,915
 1997              12.494380         13.872097         21,702
 1998              13.872097         14.760465         38,333
 1999              14.760465         15.402459         36,760

CORE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $  9.562924         12,433
 1998               9.562924         10.267604         23,776
 1999              10.267604         20.763312         27,196

Form V-4827

GROWTH & INCOME

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 13.476367         11,608
 1998              13.476367         14.239205         71,864
 1999              14.239205         22.795195        113,670

S&P 500 INDEX

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.999822         26,903
 1998              12.999822         16.675212        112,232
 1999              16.675212         20.669795        177,053

SOCIAL AWARENESS

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1997            $ 10.000000       $ 12.396349          3,506
 1998              12.396349          9.490457         20,572
 1999               9.490457         11.020767         19,408

GOLDMAN SACHS CAPITAL GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1999            $ 10.000000       $ 11.173846              4

JANUS GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1999            $ 10.000000       $ 11.639885             87

JANUS WORLDWIDE GROWTH

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1999            $ 10.000000       $ 13.211585        39

JANUS BALANCED

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1999            $ 10.000000       $ 11.011548       2,432

LAZARD SMALL CAP

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1999            $ 10.000000       $ 10.533744         3

STRONG MID CAP GROWTH II

YEAR ENDED      UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS
DECEMBER 31   BEGINNING OF YEAR    END OF YEAR    AT END OF YEAR
-----------   -----------------   -------------   ---------------
 1999            $ 10.000000       $ 12.911573         3

FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, including the Independent Auditors' Reports for them, may be found in the Statement of Additional Information.

Form V-4827

                          THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently, we have assets in excess of $7.6 billion and equity in excess of $725 million. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT D

We established VAD on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account.) Contributions for the contracts are allocated to one or more subaccounts of VAD. However, a participant's account values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAD are, credited to or charged against VAD without regard to our other income, gains or losses. The assets maintained in VAD will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to our meet obligations under the contracts. VAD is registered as a unit investment trust under the Investment Company Act of 1940.

The assets of each subaccount of VAD are invested at net asset value in Fund shares.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the fee table beginning on page 4. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAD. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAD, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance

Form V-4827
contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAD's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAD at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAD, for which no timely instructions are received, in proportion to the instructions that we do receive for VAD.

The number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. For variable annuities purchased for participants, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for those variable annuities by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are sold by our insurance agents who are also registered representatives of (a) The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, or (b) other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. Each of ONEQ, ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay ONEQ compensation equal to no more than 5% of contributions. ONEQ then pays part of that amount to ONESCO and the other broker-dealers. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Contributions on which nothing is paid to registered representatives may not be included in amounts on which we pay the fee to ONEQ. If our withdrawal charge is not sufficient to recover the fee paid to ONEQ any deficiency will be made up from general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

There is no deduction from contributions to pay sales expense. We may assess a withdrawal charge if you surrender the contract or withdraw part of its value (except to make plan payments). The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. The withdrawal charge equals a percent of the contract value

Form V-4827
withdrawn. This percent varies by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

  YEAR OF
WITHDRAWAL    PERCENTAGE
----------    ----------
     1          7%
     2          6%
     3          5%
     4          4%
     5          3%
     6          2%
     7          1%
8 and later     0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.) If the trustee of a retirement plan qualifying under
Section 401, 403(b), or 457 of the Code uses values of at least $250,000 from an Ohio National Life individual or group annuity to provide the first purchase payment for a contract offered under this prospectus, this contract will be treated (for purposes of determining the withdrawal charge) as if each existing participant's account funded with any portion of that first purchase payment had been established at the same time as the original annuity (or the same time the individual annuity was issued to the participant) and as if the purchase payments made for the fixed annuity had been made for this contract. This does not apply to participants added after this contract is issued.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period, we deduct an amount presently equal to 0.35% on an annual basis, of the contract value. This deduction reimburses us for administrative expenses. Examples of these expenses are expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that the contract value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1% of the contract value on an annual basis. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

The contracts also provide for a distribution expense risk charge of no more than 0.40%. We are not presently deducting that charge.

LIMITATIONS ON DEDUCTIONS

The contracts provide that we may reduce the deductions for administrative expense, mortality and expense risks, and distribution expense risk at any time. Each of these deductions may be increased, not more often than annually, and the total of all these deductions may never exceed 2% per year.

Form V-4827

TRANSFER FEE

We may charge a transfer fee of $5 for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is made. We are not currently charging this fee.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

                                  ACCUMULATION

CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant. Your plan defines the maximum contributions allowed. You may make contributions at any time but not more often than biweekly. We may agree to modify any of these limits.

ACCUMULATION UNITS

The contract value is measured by accumulation units. These units are credited to the contract when you make each contribution. (See Crediting Accumulation Units, below). The number of units remains constant between contributions, but their dollar value varies depending upon the investment results of each Fund to which contributions are allocated.

CREDITING ACCUMULATION UNITS

Your representative will send application forms or orders, together with the first contribution, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first contribution to the contract in the form of accumulation units. If all information necessary for processing the contribution is complete, your first contribution will be credited within two business days after receipt. If this cannot be done within five business days, we will return the contribution immediately unless you specifically consent to having us retain the contribution until the necessary information is completed. After that, we will credit the contribution within two business days. You must send any additional contributions directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the unit value next computed after we receive the payment at our home office.

ALLOCATION OF CONTRIBUTIONS

You may allocate contributions among up to 10 variable Funds and the Guaranteed Account. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future contributions at any time by sending written notice to our home office.

Form V-4827

ACCUMULATION UNIT VALUE AND CONTRACT VALUE

We set the accumulation unit value of each subaccount of VAD at $10 when we allocated the first contributions for these contracts. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for, the maintenance or operation of that subaccount, (no federal income taxes apply under present law.);

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings.

SURRENDER AND WITHDRAWAL

You may surrender (totally withdraw the value of) the contract or you may make withdrawals from it. The withdrawal charge may apply to these transactions. The withdrawal will be made from your values in each Fund. The amount you may withdraw is the contract value less any withdrawal charge. We will pay you within seven days after we receive your request. However, we may defer payments as described below. Withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a withdrawal, see Federal Tax Status.

If you request a withdrawal that includes contract values derived from contributions that have not yet cleared the banking system, we may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed:

- for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

- for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

- such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values at any time from one Fund to another. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund, in our discretion, believe that the Fund might otherwise be damaged. In this case, some requested transfers will not occur. In determining which

Form V-4827
requests to honor, scheduled transfers (under a dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

After purchasing an annuity, a participant may transfer annuity values among subaccounts only once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, and Transfers After Annuity Purchase).

                                   TELEACCESS

If you give us a pre-authorization form, contract and unit values and interest rates can be checked and transfers may be made by telephoning us between 7:00 a.m. and 7:00 p.m. (Eastern time) on days we are open for business, at 1-800-366-6654, #8. You may only make one telephone transfer per day. We will honor pre-authorized telephone transfer instructions from anyone who provides the personal identifying information requested via TeleAccess. We will not honor telephone transfer requests after the annuitant's death. For added security, we send the contract owner a written confirmation of all telephone transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the TeleAccess request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE TELEACCESS ONCE YOU AUTHORIZE ITS USE.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof of a participant's death, disability, retirement or termination of employment, we will apply that participant's account value to provide a benefit prescribed by the plan. No withdrawal charge will be made in connection with the payment of these plan benefits.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), contributions may be excluded from the gross income of state employees for federal tax purposes to the extent that such contributions do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, a participant in the Program may not make a withdrawal until the first of these events occurs.

                               GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed the disclosures regarding it.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate contributions and contract values between the Guaranteed Account and the Funds.

Form V-4827

We will invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.

The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, but any such excess interest credit will be in our sole discretion.

We guarantee that the guaranteed value of a contract will never be less than:

- the amount of deposits allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

- any withdrawals and transfers from the guaranteed values, minus

- any withdrawal charges, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See Deductions and Expenses, page 12.) However, in addition to any applicable withdrawal charge, we may assess a liquidation charge as described below.

Contract values credited to the Guaranteed Account are allocated to an investment cell. A cell is a partition of the Guaranteed Account by the time period in which the contract value is credited to the Guaranteed Account (either from a contribution or a transfer into the Guaranteed Account). Earlier cells may be aggregated into a single cell. We credit interest to each cell at a rate declared by us. This rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's account decrease the balances in the cells within that participant's account on a last-in first-out basis. Only when the most recently established cell's balance is zero will the next previously established cell's balance be reduced.

We assess a liquidation charge for withdrawals made from a participant's portion of the Guaranteed Account. This is a percent of the balance withdrawn from a cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate we declare for the cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate for the cell from which a withdrawal is being made at the time of withdrawal.

The liquidation charge never exceeds the difference between the amount of the participant's contract value allocated to the Guaranteed Account and the participant's minimum Guaranteed Account value. The participant's minimum Guaranteed Account value equals the participant's net purchase payments and transfers allocated to the Guaranteed Account, less withdrawals and transfers from the Guaranteed Account, accumulated at an annual effective interest rate of 3%.

The liquidation charge does not apply when the contract is discontinued because of plan termination. The liquidation charge is not assessed when you discontinue the contract if you elect to receive the balance in the Guaranteed Account in six payments over a five year period. The first payment is made within 30 days of discontinuance, equal to 1/6 of the balance. Later payments are made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Guaranteed Account value, as of the beginning of any contract year, may be transferred to one or more variable Funds during that contract year. As provided by state law, we can defer the

Form V-4827
payment of amounts withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

                                ANNUITY BENEFITS

PURCHASING AN ANNUITY

At the contract owner's written request, we will apply a participant's account value to purchase an annuity. You must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include our guarantee (except for option
(e), below) that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates no matter how long the annuitant (and any joint annuitant) may live.

Other than in connection with annuity Option (e) described below, once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary may surrender the annuity for the commuted value of any remaining period-certain payments. Surrenders and withdrawals may be made from Option (e) at any time.

ANNUITY OPTIONS

You may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):   Life Annuity with installment payments for the lifetime of the annuitant (the annuity has no more value after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and then continuing during the remaining lifetime of the annuitant.

Option (c):   Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a contingent annuitant.

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option (e):   Installment Refund Annuity with payments guaranteed for a fixed number (up to thirty) of years. This option is available for variable annuity payments only. (Although the deduction for risk undertakings is taken from annuity unit values, we have no mortality risk during the annuity payout period under this option.)

We may agree to other settlement options.

Unless you direct otherwise, when an annuity is purchased, we will apply the participant's account values to provide annuity payments pro-rata from each Fund in the same proportion as the participant's account values immediately before the purchase of the annuity.

The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option (e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option (e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 20). This could result in your payments being fully taxable to you. Should the IRS so rule, we may have to tax report up to the full value of the annuity as your taxable income.

Form V-4827

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first payment under a variable annuity, we apply the participant's account value for each Fund in accordance with the contract's purchase rate tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the accumulation value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than a month and a day before participant's first annuity payment.

If the amount that would be applied under an option is less than $5,000, we will pay the participant's account value in a single sum. If the first periodic payment under any option would be less than $50, we may change the frequency of payments so that the first payment is at least $50.

ANNUITY UNITS AND VARIABLE PAYMENTS

After a participant's first annuity payment, later variable annuity payments will vary to reflect the investment performance of the selected Funds. The amount of each payment depends on the participant's number of annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant for any annuity unless the annuitant transfers among Funds.

The annuity unit value for each subaccount was set at $10 for the valuation period when the first variable annuity was calculated for each subaccount. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each later subsequent variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the Funds on which variable annuity payments are based. On at least 60 days written notice to our home office, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified

Form V-4827
contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Each six months we will send you a statement showing the number of accumulation units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future contributions. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAD.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30
p.m. Eastern time).

                                PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charges but does not reflect the deduction of any applicable withdrawal charge. The deduction of a withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser for application of law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with

Form V-4827
unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, our operations, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the contract owner and participants must look only to the contract owner for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by participants from the contract owner under a deferred compensation arrangement will be taxable in full as ordinary income in the years participants receive the payments.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax-qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax-qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments begin each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the contributions nor previously been taxed on any portion of the contributions. If any portion of the contributions has been paid from or included in the annuitant's taxable income, this aggregate amount will be considered the annuitant's "investment in the contract." The annuitant will be entitled to exclude from taxable income a portion of each annuity payment equal to the annuitant's "investment in the contract" divided by the period of expected annuity payments, determined by the annuitant's life expectancy and the form of annuity benefit. Once the annuitant's "investment in the contract" is recovered, all further annuity payments will be included in that annuitant's taxable income.

If a participant elects to receive his or her value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the participant's "investment in the contract" will normally be taxed as ordinary income in the year received. A withdrawal of a participant's account values is taxable as income to the extent that the participant's accumulated account value immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

Form V-4827

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with annuity payments that commence not later than a year from the purchase of the annuity; or

- incident to divorce.

If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. A participant's failure to provide his or her taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income contributions made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. They may make this exclusion to the extent that the aggregate contributions plus any other amounts contributed to purchase a contract and toward benefits under qualified retirement plans do not exceed their exclusion allowance as determined in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and contributions made after December 31, 1988, for a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee:

- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of contributions. These restrictions do not affect rights to transfer investments among the Funds and do not limit the availability of exchanges.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, contributions made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any contributions made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

Distributions must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (prior to age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

Form V-4827

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain grandfathered individuals. You can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and later no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another employee's qualified plan or into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments may elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.

Form V-4827

                  STATEMENT OF ADDITIONAL INFORMATION CONTENTS

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Yield
Total Return
Financial Statements for VAD and Ohio National Life

Form V-4827

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2000


This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account D ("VAD") group variable annuity contracts dated May 1, 2000. To get a free copy of the VAD prospectus, write or call us at the above address.




                                Table of Contents

      Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . . 2
      Independent Certified Public Accountants . . . . . . . . . . . 2
      Underwriter . . . . . . . . . . . . . . . . . . . . . . . . .  2
      Calculation of Money Market Yield . . . . . . . . . . . . . .  3
      Total Return . . . . . . . . . . . . . . . . . . . . . . . . . 3


      Financial Statements . . . . . . . . . . . . . . . . . . . . . 5











                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

We have a custody agreement with Firstar Bank, N.A., Cincinnati, Ohio, under which Firstar holds custody of VAD's assets. The agreement provides for Firstar to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, Firstar redeems the Fund shares held by VAD at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, Firstar keeps appropriate records of all of VAD's transactions in Fund shares.

The custody agreement requires Firstar to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow Firstar to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAD has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or Firstar upon sixty days written notice. We pay Firstar a fee for its services as custodian.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAD as of December 31, 1999 and for the periods indicated and our consolidated financial statements as of December 31, 1999 and 1998 and for the periods indicated have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, also appearing herein, and upon that firm's authority as experts in accounting and auditing.


UNDERWRITER

We offer the contracts continuously. Before May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of ours, was the principal underwriter of the contracts. Since May 1, 1997, the principal underwriter has been Ohio National Equities, Inc. ("ONEQ"), another wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONESCO and ONEQ with respect to contracts issued by VAD, and the amounts retained by ONESCO and ONEQ, for each of the last three years have been:

                             ONESCO                    ONEQ
                            Aggregate                Aggregate              Retained
       Year                Commissions              Commissions            Commissions
       ----                -----------              -----------            -----------

       1999                    None                  $257,215                  None
       1998                    None                  $195,038                  None
       1997                  $93,634                   91,301                  None


CALCULATION OF MONEY MARKET YIELD


The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 1999, was 4.37%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, dividing the net change in value by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7. The result is rounded to the nearest hundredth of one percent.



TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                P(1 + T)(n) = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (January 25, 1995). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund.


The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 1999 (assuming surrender of the contract then) are as follows:

                                                                                                          Fund
                                           One          Five         Ten      From Fund     Returns    Inception
                                           Year         Years       Years     Inception     in VAD*       Date
                                          ------        -----       -----     ---------     -------    ---------
Ohio National Fund:
     Money Market                           3.62%        3.91%       3.58%       5.66%        3.91%      3-20-80
     Equity                                18.27%       16.09%      10.85%       9.69%       10.85%      1-14-71
     Bond                                  (0.76%)       5.92%       5.69%       6.57%        5.69%      11-2-82
     Omni                                   9.87%       12.77%       9.61%      10.01%       12.77%      9-10-84
     S&P 500 Index                         23.95%         N/A         N/A       27.43%       27.43%       1-3-97
     International                         65.17%       16.34%        N/A       16.79%       16.34%      4-30-93
     International Small Company          105.74%         N/A         N/A       23.83%       23.83%      3-31-95
     Capital Appreciation                   5.04%       11.51%        N/A       10.75%       11.51%       5-1-94
     Small Cap                            103.71%       29.38%        N/A       29.62%       29.38%       5-1-94
     Aggressive Growth                      4.35%         N/A         N/A        9.50%        9.50%      3-31-95
     Core Growth                          102.22%         N/A         N/A       27.63%       27.63%       1-3-97
     Growth & Income                       60.09%         N/A         N/A       31.67%       31.67%       1-3-97
     Capital Growth                       198.35%         N/A         N/A      104.15%      104.15%       5-1-98
     Social Awareness                      16.12%         N/A         N/A        3.29%        3.29%       1-3-97
     High Income Bond                       0.59%         N/A         N/A       (0.32%)      (0.32%)      5-1-98
     Equity Income                         17.00%         N/A         N/A       13.87%       13.87%       5-1-98
     Blue Chip                              4.45%         N/A         N/A        3.72%        3.72%       5-1-98

Dow Target Variable:
     Dow Target 10                           N/A          N/A         N/A         N/A          N/A        1-4-99
     Dow Target 5                            N/A          N/A         N/A         N/A          N/A        9-1-99

Goldman Sachs Variable:
     G.S. Growth & Income                   4.01%         N/A         N/A        4.13%       (3.56%)      1-2-98
     G.S. CORE U.S. Equity                 22.65%         N/A         N/A       19.20%       15.85%       1-2-98
     G.S. Capital Growth                   25.44%         N/A         N/A       22.86%       24.61%       1-2-98

Janus Aspen Series:
     Growth                                42.07%       28.16%        N/A       22.63%       36.51%      9-13-93
     Worldwide Growth                      62.26%       31.82%        N/A       27.99%       39.60%      9-13-93
     Balanced                              25.07%       23.02%        N/A       19.02%       26.91%      9-13-93

Lazard Retirement Series:
     Small Cap                              3.44%         N/A         N/A       (1.33%)       3.72%      11-4-97
     Emerging Markets                      47.25%         N/A         N/A        2.89%       41.46%      11-4-97

Strong Variable Insurance:
     Mid Cap Growth II                     87.35%         N/A         N/A       44.29%       60.89%     12-31-96
     Opportunity II                        33.11%       21.47%        N/A       18.73%       17.01%       5-8-92
     Schafer Value II                      (4.16%)        N/A         N/A       (2.03%)      (4.82%)    10-10-97


*The "Returns in VAD" are the standardized total returns from the time these Funds were added to VAD through December 31, 1999. The Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, The Dow Target Variable, Goldman Sachs Variable, Janus Aspen Series, Lazard Retirement Series, and Strong Variable Insurance Funds were added November 1, 1999. The Nasdaq 100 Index portfolio was added May 1, 2000.

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                          (a wholly owned subsidiary of
                     Ohio National Financial Services, Inc.)

                        Consolidated Financial Statements

                           December 31, 1999 and 1998

                    With Independent Auditors' Report Thereon

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors
     The Ohio National Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



                                            /s/ KPMG LLP


     Cincinnati, Ohio
     January 28, 2000

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                           Consolidated Balance Sheets

                           December 31, 1999 and 1998

                      (in thousands, except share amounts)

                                 ASSETS                                                    1999               1998
                                                                                        ----------          ---------
Investments (notes 5, 9 and 10):
    Securities available-for-sale, at fair value:
      Fixed maturities                                                                  $2,644,846          2,834,274
      Equity securities                                                                     71,640             90,207
    Fixed maturities held-to-maturity, at amortized cost                                   829,214            749,528
    Mortgage loans on real estate, net                                                   1,274,156          1,245,180
    Real estate, net                                                                         9,472              8,724
    Policy loans                                                                           162,078            157,555
    Other long-term investments                                                             56,832             41,697
    Short-term investments                                                                 139,341            106,627
                                                                                        ----------          ---------
              Total investments                                                          5,187,579          5,233,792

Cash                                                                                         9,411             11,300
Accrued investment income                                                                   66,323             64,396
Deferred policy acquisition costs                                                          374,359            275,119
Reinsurance recoverable                                                                     95,291             78,265
Other assets                                                                                43,802             44,074
Assets held in Separate Accounts                                                         1,741,620          1,154,576
                                                                                        ----------          ---------
              Total assets                                                              $7,518,385          6,861,522
                                                                                        ==========          =========

                          LIABILITIES AND EQUITY

Future policy benefits and claims (note 6)                                              $4,806,594          4,643,507
Policyholders' dividend accumulations                                                       60,827             73,782
Other policyholder funds                                                                    18,030             17,260
Note payable (net of unamortized discount of $679 in 1999
    and $722 in 1998) (note 7)                                                              84,321             84,278
Federal income taxes (note 8):
    Current                                                                                 12,834             21,383
    Deferred                                                                                12,105             67,828
Other liabilities                                                                          148,245            137,827
Liabilities related to Separate Accounts                                                 1,718,864          1,107,049
                                                                                        ----------          ---------
              Total liabilities                                                         $6,861,820          6,152,914
                                                                                        ----------          ---------
Equity (notes 3 and 12):
    Class A Common stock, $1 par value. 10,000,000 authorized,
      issued and outstanding                                                                10,000             10,000
    Accumulated other comprehensive income                                                   6,245            107,444
    Retained earnings                                                                      640,320            591,164
                                                                                        ----------          ---------
              Total equity                                                                 656,565            708,608
Commitments and contingencies (notes 10 and 14)
                                                                                        ----------          ---------
              Total liabilities and equity                                              $7,518,385          6,861,522
                                                                                        ==========          =========


See accompanying notes to consolidated financial statements.

           THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Income

                  Years ended December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                  1999              1998               1997
                                                                --------          --------           --------
Revenues:
     Traditional life insurance premiums                        $131,279           121,900            117,960
     Accident and health insurance premiums                       25,530            25,183             23,921
     Annuity premiums and charges                                 36,931            32,280             34,187
     Universal life policy charges                                66,189            59,743             50,991
     Net investment income (note 5)                              414,147           394,825            386,693
     Net realized gains on investments (note 5)                   26,484             1,903             12,500
     Other income                                                 14,527            13,160             12,804
                                                                --------          --------           --------

                                                                 715,087           648,994            639,056
                                                                --------          --------           --------

Benefits and expenses:
     Benefits and claims                                         415,907           400,662            391,906
     Provision for policyholders' dividends on
        participating policies (note 12)                          27,582            27,659             25,332
     Amortization of deferred policy acquisition costs            29,124            23,240             22,122
     Other operating costs and expenses                           92,096            91,522             94,870
                                                                --------          --------           --------

                                                                 564,709           543,083            534,230
                                                                --------          --------           --------

              Income before Federal income taxes                 150,378           105,911            104,826
                                                                --------          --------           --------

Federal income taxes (note 8):
     Current expense                                              43,334            40,337             41,564
     Deferred expense (benefit)                                    7,888            (2,301)            (3,825)
                                                                --------          --------           --------

                                                                  51,222            38,036             37,739
                                                                --------          --------           --------

              Net income                                        $ 99,156            67,875             67,087
                                                                ========          ========           ========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                        Consolidated Statements of Equity

                  Years ended December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                     ACCUMULATED
                                                                        OTHER
                                                             COMMON  COMPREHENSIVE   RETAINED     TOTAL
                                                             STOCK      INCOME       EARNINGS     EQUITY
                                                           --------   ----------     --------    ---------
1997:
    Balance, beginning of year                             $     --       46,807      468,202      515,009
    Comprehensive income:
      Net income                                                 --           --       67,087       67,087
      Other comprehensive income (note 4)                        --       56,149           --       56,149
                                                                                                  --------
    Total comprehensive income                                                                     123,236
                                                           --------     --------     --------     --------

    Balance, end of year                                   $     --      102,956      535,289      638,245
                                                           ========     ========     ========     ========

1998:
    Balance, beginning of year                             $     --      102,956      535,289      638,245
    Stock issuance                                           10,000           --      (10,000)          --
    Dividends paid                                               --           --       (2,000)      (2,000)
    Comprehensive income:
      Net income                                                 --           --       67,875       67,875
      Other comprehensive income (note 4)                        --        4,488           --        4,488
                                                                                                  --------
    Total comprehensive income                                                                      72,363
                                                           --------     --------    ---------     --------

    Balance, end of year                                   $ 10,000      107,444      591,164      708,608
                                                           ========     ========    =========     ========

1999:
    Balance, beginning of year                             $ 10,000      107,444      591,164      698,608
    Dividends paid                                               --           --      (50,000)     (50,000)
    Comprehensive income:
      Net income                                                 --           --       99,156       99,156
      Other comprehensive loss (note 4)                          --     (101,199)          --     (101,199)
                                                                                                  ---------
    Total comprehensive loss                                                                        (2,043)
                                                           --------     --------    ---------     --------

    Balance, end of year                                   $ 10,000        6,245      640,320      656,565
                                                           ========     ========    =========     ========


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                               1999                  1998                 1997
                                                                            -----------           ----------           ----------
Cash flows from operating activities:
    Net income                                                              $    99,156               67,875               67,087
    Adjustments to reconcile net income to net cash
      provided by operating activities:
         Capitalization of deferred policy acquisition costs                    (63,521)             (55,200)             (48,507)
         Amortization of deferred policy acquisition costs                       29,124               23,240               22,122
         Amortization and depreciation                                              (75)                (289)               4,342
         Realized gains on invested assets, net                                 (26,484)              (1,903)             (12,500)
         Deferred Federal income tax expense (benefit)                            7,888               (2,301)              (3,825)
         Increase in accrued investment income                                   (1,927)                (317)              (1,740)
         Increase in other assets                                               (22,392)             (19,113)             (15,401)
         Net (decrease) increase in separate accounts                            24,770              (18,279)             (16,011)
         Increase in policyholder account balances                               56,409               50,834               40,843
         (Decrease) increase in policyholders' dividend
           accumulations and other funds                                        (12,185)              11,550                 (243)
         (Decrease) increase in current Federal income tax payable               (8,549)               8,662               (2,149)
         Increase in other liabilities                                           14,965               18,855                6,484
         Other, net                                                              (3,875)             (14,355)               4,656
                                                                            -----------           ----------           ----------

                Net cash provided by operating activities                        93,304               69,259               45,158
                                                                            -----------           ----------           ----------

Cash flows from investing activities:
    Proceeds from maturity of fixed maturities available-for-sale                18,206               11,167              298,686
    Proceeds from sale of fixed maturities available-for-sale                   295,806              202,694               51,770
    Proceeds from sale of equity securities                                      30,312                9,603                4,996
    Proceeds from maturity of fixed maturities held-to-maturity                  86,335              115,577               75,530
    Proceeds from repayment of mortgage loans on real estate                    183,514              198,464              180,745
    Proceeds from sale of real estate                                               962               15,906               19,078
    Cost of fixed maturities available-for-sale acquired                       (354,722)            (345,266)            (367,027)
    Cost of equity securities acquired                                           (5,001)              (8,197)              (7,205)
    Cost of fixed maturities held-to-maturity acquired                         (162,049)            (134,965)            (110,982)
    Cost of mortgage loans on real estate acquired                             (207,587)            (212,924)            (321,914)
    Cost of real estate acquired                                                   (550)                (846)              (1,310)
    Change in policy loans, net                                                  (4,523)              (4,207)                (620)
    Change in other assets, net                                                     140                5,253                  312
                                                                            -----------           ----------           ----------

                Net cash used in investing activities                          (119,157)            (147,741)            (177,941)
                                                                            -----------           ----------           ----------

Cash flows from financing activities:
    Universal life and investment product account deposits                    1,221,353            1,076,011            1,000,919
    Universal life and investment product account withdrawals                (1,114,675)            (928,812)            (884,395)
    Dividends to shareholder                                                    (50,000)              (2,000)                  --
    Other, net                                                                       --               (3,361)                  80
                                                                            -----------           ----------           ----------

                Net cash provided by financing activities                        56,678              141,838              116,604
                                                                            -----------           ----------           ----------

Net increase (decrease) in cash and cash equivalents                             30,825               63,356              (16,179)

Cash and cash equivalents, beginning of year                                    117,927               54,571               70,750
                                                                            -----------           ----------           ----------

Cash and cash equivalents, end of year                                      $   148,752              117,927               54,571
                                                                            ===========           ==========           ==========

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


  (1)   ORGANIZATION, CONSOLIDATION POLICY AND BUSINESS DESCRIPTION

        The Ohio National Life Insurance Company (ONLIC) is a stock life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly owned stock life insurance subsidiary included in the consolidated financial statements. ONLIC and its subsidiaries are collectively referred to as the "Company". All significant intercompany accounts and transactions have been eliminated in consolidation.

        On February 12, 1998, ONLIC's Board of Directors approved a plan of reorganization for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The plan of reorganization was approved by the Company's policyholders and by the Ohio Department of Insurance and became effective on August 1, 1998 (Effective Date). As part of the reorganization (see footnote (1)(k)), ONLIC became a stock company 100% owned by Ohio National Financial Services, Inc. (ONFS). ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (ONMH), an Ohio mutual holding company.

        ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

        The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)



              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

        (a)   VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of equity that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no securities classified as trading.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification, net of associated deferred acquisition costs and capital gains expenses. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (c)   REVENUES AND BENEFITS

              Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

              Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

        (c)   DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. Deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see note 2(a)).

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (d)   SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Amounts provided by the Company to establish Separate Account investment portfolios, seed money, are not included in Separate Account liabilities.

        (e)   FUTURE POLICY BENEFITS

              Future policy benefits for traditional life have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see note 6).

              Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account values.

        (f)   PARTICIPATING BUSINESS

              Participating business represents approximately 39% of the Company's ordinary life insurance in force in 1999. In 1998 and 1997, participating business represented approximately 41% and 42%, respectively, of the Company's ordinary life insurance in force. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for in future policy benefits based on dividend scales in effect as of December 31, 1999.

        (g)   REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

        (h)   FEDERAL INCOME TAX

              The Company is included as part of the consolidated Federal income tax return of its ultimate parent, OHMH. The Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (i)   CASH EQUIVALENTS

              For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

        (j)   USE OF ESTIMATES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

              The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

        (k)   CLOSED BLOCK

              The Reorganization contained an arrangement, known as a closed block (the Closed Block), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company will not be required to support the payment of dividends on Closed Block policies from its general funds.

              The financial information of the Closed Block, while prepared on a GAAP basis, reflects its contractual provisions and not its actual results of operations and financial position. Many expenses related to the Closed Block operations are charges to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


Summarized financial information of the Closed Block as of and for the year ended December 31, 1999 is as follow:


Closed Block assets:
      Fixed maturity securities available-for-sale,
        at fair value (amortized cost of $238,405)                              $234,150
      Fixed maturity securities held-to-maturity,
        at amortized cost                                                         72,826
      Short-term investments, at fair value                                       10,583
      Mortgage loans on real estate, net                                          93,698
      Policy loans                                                               115,932
      Accrued investment income                                                    6,101
      Other assets                                                                 3,054
      Reinsurance recoverable                                                      1,979
      Deferred policy acquisition costs                                           90,455
                                                                                --------

                                                                                $628,778
                                                                                ========
Closed Block liabilities:
      Future policy benefits and claims                                         $695,540
      Other policyowner funds                                                      3,768
      Policyholders' dividend accumulations                                       16,345
                                                                                --------

                                                                                $715,653
                                                                                ========
Closed Block revenues and expenses:
      Traditional life insurance premiums                                       $ 74,269
      Net investment income                                                       44,230
      Net realized gains on investments                                               33
      Other expense                                                                  (74)
      Benefits and claims                                                        (71,806)
      Amortization of deferred acquisition costs                                  (4,433)
      Other operating costs and expenses                                          (5,100)
      Provision for policyholders' dividends on participating policies           (26,608)
                                                                                --------

               Income before Federal income taxes(1)                            $ 10,511
                                                                                ========


(1) Represents contribution from the Closed Block.


            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        (l)   COMPREHENSIVE INCOME

              Comprehensive income is the total of net income and all non-owner changes in equity.

        (m)   EMERGING ACCOUNTING ISSUES

              In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and that those assets or liabilities be measured at fair value. SFAS 133 is effective for all fiscal quarters of fiscal years beginning after January 1, 2001, with earlier application permitted. The Company is currently reviewing the requirements of this Statement and evaluating what, if any, impact it will have on consolidated results of operations and financial condition.

        (n)   RECLASSIFICATIONS

              Certain amounts in the 1998 and 1997 consolidated financial statements have been reclassified to conform with 1999 presentation.

  (3)   BASIS OF PRESENTATION

        The accompanying consolidated financial statements have been prepared in accordance with GAAP which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC and ONLAC, insurance subsidiaries, filed with the Department of Insurance of the State of Ohio, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners
        (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. ONLIC and ONLAC have no material permitted statutory accounting practices.

        The statutory basis net income and capital and surplus of ONLIC and ONLAC after intercompany eliminations included in the accompanying consolidated financial statements was $91,163, $51,900 and $53,696 for the years ended December 31, 1999, 1998 and 1997, respectively and $430,869 and $408,928 as of December 31, 1999 and 1998, respectively.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


  (4)   COMPREHENSIVE INCOME

        The components of other comprehensive income, including the related Federal tax amounts, were as follows for the years ended December 31:


                                                                                1999               1998              1997
                                                                              ---------           -------           -------
Unrealized gains (losses) on securities
   available-for-sale arising during the period:
      Net of adjustment to deferred policy acquisition costs                  $(127,982)           11,418            86,670
      Related Federal tax benefit (expense)                                      46,151            (4,003)          (30,335)
                                                                              ---------           -------           -------

               Net                                                              (81,831)            7,415            56,335
                                                                              ---------           -------           -------
Less:
   Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
        Gross                                                                    29,798             4,504               287
        Related Federal tax benefit                                             (10,430)           (1,577)             (101)
                                                                              ---------           -------           -------

               Net                                                               19,368             2,927               186
                                                                              ---------           -------           -------

               Total other comprehensive (loss) income                        $(101,199)            4,488            56,149
                                                                              =========           =======           =======


            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


   (5)  INVESTMENTS

        An analysis of investment income and realized gains/(losses) by investment type follows for the years ended December 31:


                                                                                        REALIZED GAINS (LOSSES)
                                                      INVESTMENT INCOME                      ON INVESTMENTS
                                             ------------------------------------   -------------------------------
                                               1999        1998         1997          1999       1998       1997
                                             ----------  ----------  ------------   ----------  --------  ---------

Securities available-for-sale:
    Fixed maturities                         $ 215,996     211,002       207,377       (1,184)   (1,624)     3,041
    Equity securities                            3,495       3,530         2,441       16,830       178         38
Fixed maturities held-to-maturity               66,735      62,516        62,348        2,760     5,325      2,539
Mortgage loans on real estate                  109,256     109,850       103,566          314       371      1,863
Real estate                                      1,371       2,334         6,123         (252)    2,416      4,418
Policy loans                                    10,988      10,298         9,834           --        --         --
Short-term                                       4,133       4,610         5,087           --        --         --
Other                                           17,782       6,553         6,612        9,481    (4,558)      (387)
                                             ----------  ----------    ----------   ----------  --------  ---------

             Total                             429,756     410,693       403,388       27,949     2,108     11,512

Investment expenses                            (15,609)    (15,868)      (16,695)
Gains attributable to Closed Block                                                     (1,191)       --         --
DAC amortization due to realized gains                                                   (218)     (298)      (985)
Change in valuation allowances:
    Mortgage loans on real estate                                                         (56)       93        (63)
    Real estate and other                                                                  --        --      2,036
                                             ----------  ----------    ----------   ----------  --------  ---------

                                                                                       (1,465)     (205)       988
                                                                                    ----------  --------  ---------

             Net investment  income            414,147     394,825       386,693
                                             ==========  ==========    ==========

             Net realized gains on
               investments                                                          $  26,484     1,903     12,500
                                                                                    ==========  ========  =========


            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                           DECEMBER 31, 1999
                                                    --------------------------------------------------------------------
                                                                        GROSS              GROSS
                                                      AMORTIZED       UNREALIZED         UNREALIZED          ESTIMATED
                                                        COST             GAINS             LOSSES            FAIR VALUE
                                                    -------------    --------------     --------------      ------------
Securities available-for-sale:
    Fixed maturities:
      U.S. Treasury securities and
        obligations of U.S. government
        operations and agencies                      $  108,292            1,267             (1,908)            107,651
      Obligations of states and political
        subdivisions                                     79,236              571               (920)             78,887
      Debt securities issued by foreign
        governments                                       8,078            1,004               (850)              8,232
      Corporate securities                            1,666,057           29,519            (63,430)          1,632,146
      Mortgage-backed securities                        823,882            7,412            (13,364)            817,930
                                                     ----------          -------           --------           ---------

               Total fixed maturities                $2,685,545           39,773            (80,472)          2,644,846
                                                     ==========          =======           ========           =========

      Equity securities                              $   35,635           39,212             (3,207)             71,640
                                                     ==========          =======           ========           =========

Fixed maturity securities held-to-maturity:
    Obligations of states and political
      subdivisions                                   $   13,596              355               (418)             13,533
    Corporate securities                                783,378           23,237            (16,426)            790,189
    Mortgage-backed securities                           32,240              746             (3,209)             29,777
                                                     ----------          -------           --------           ---------

                                                     $  829,214           24,338            (20,053)            833,499
                                                     ==========          =======           ========           =========

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)

                                                                            DECEMBER 31, 1998
                                                 -----------------------------------------------------------------------
                                                                         GROSS              GROSS
                                                     AMORTIZED         UNREALIZED         UNREALIZED         ESTIMATED
                                                       COST               GAINS             LOSSES           FAIR VALUE
                                                   -------------      --------------     --------------     ------------
Securities available-for-sale:
    Fixed maturities:
      U.S. Treasury securities and
        obligations of U.S. government
        operations and agencies                      $  132,932            15,672                 --             148,604
      Obligations of states and political
        subdivisions                                     89,399             9,953                (47)             99,305
      Debt securities issued by foreign
        governments                                       8,078             2,057                 --              10,135
      Corporate securities                            1,720,789           137,373            (16,033)          1,842,129
      Mortgage-backed securities                        695,365            39,682               (946)            734,101
                                                     ----------          --------           --------           ---------

               Total fixed maturities                $2,646,563           204,737            (17,026)          2,834,274
                                                     ==========          ========           ========           =========

      Equity securities                              $   41,795            51,454             (3,042)             90,207
                                                     ==========          ========           ========           =========

Fixed maturity securities held-to-maturity:
    Obligations of states and political
      subdivisions                                   $   10,265               825               (179)             10,911
    Corporate securities                                724,447            78,581               (529)            802,499
    Mortgage-backed securities                           14,816             1,233                 --              16,049
                                                     ----------          --------           --------           ---------

                                                     $  749,528            80,639               (708)            829,459
                                                     ==========          ========           ========           =========


The components of unrealized gains on securities available-for-sale, net, were as follows for the years ended December 31:

                                                        1999           1998
                                                      --------       --------

Gross unrealized (loss) gain                          $ (4,694)       236,123
Adjustment to deferred dividend liability                   --        (18,578)
Adjustment to deferred policy acquisition costs         16,226        (48,834)
Deferred Federal income tax                             (5,287)       (61,267)
                                                      --------       --------

                                                      $  6,245        107,444
                                                      ========       ========

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


The net unrealized gain on securities available-for-sale include a net unrealized gain on equity securities of $23,403 in 1999 ($31,468 in 1998) and a net unrealized loss on fixed maturities of $16,215 in 1999 ($76,621 in 1998).

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:


                                           1999           1998            1997
                                        ---------        ------          ------

Securities available-for-sale:
    Fixed maturities                    $(228,410)       25,125          91,601
    Equity securities                     (12,407)       10,632          15,972
Fixed maturities held-to-maturity         (75,646)       11,840          14,217





The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                   FIXED MATURITY SECURITIES
                                                ----------------------------------------------------------------
                                                      AVAILABLE-FOR-SALE                  HELD-TO-MATURITY
                                                -----------------------------        ---------------------------
                                                AMORTIZED           ESTIMATED        AMORTIZED        ESTIMATED
                                                   COST             FAIR VALUE         COST           FAIR VALUE
                                                ----------          ---------        ---------        ----------

Due in one year or less                         $   67,057             68,013           22,817           23,011
Due after one year through five years              436,560            438,455          139,022          139,781
Due after five years through ten years             804,945            787,425          250,797          252,947
Due after ten years                              1,376,983          1,350,953          416,578          417,760
                                                ----------          ---------          -------          -------
                                                $2,685,545          2,644,846          829,214          833,499
                                                ==========          =========          =======          =======


Proceeds from the sale of securities available-for-sale (excludes calls) during 1999, 1998 and 1997 were $158,661, $3,186, and $51,770, respectively. Gross gains of $293 ($0 in 1998 and $203 in 1997) and gross losses of $4,131 ($38 in 1998 and $283 in 1997) were realized on those sales.

Investments with an amortized cost of $12,807 and $11,750 as of December 31, 1999 and 1998, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $1,855 in 1999 ($1,730 in 1998) and valuation allowances of $0 in 1999 and 1998.

The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. There was one foreclosure of a mortgage loan on real estate in 1999 and no mortgage loan, on real estate in process of foreclosure as of December 31, 1999.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


(6)     FUTURE POLICY BENEFITS AND CLAIMS

        The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 79% of the total liability for future policy benefits as of December 31, 1999 and 1998) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.4%, 6.8% and 6.8% for the years ended December 31, 1999, 1998 and 1997, respectively.

        The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

        Interest rates: Interest rates vary as follows:

        YEAR OF ISSUE                           INTEREST RATE
        -------------                           -------------
        1999, 1998 and 1997                      4 - 5.5%
        1996 and prior                           2.25 - 6.0%

        Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience

        Mortality: Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

  (7)   NOTES PAYABLE

        On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired. Total interest paid was $7,356 for each year during the years ended December 31, 1999, 1998 and 1997, respectively.

        The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department of Insurance of the State of Ohio. All issuance costs have been capitalized and are being amortized over the terms of the notes.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


  (8)   FEDERAL INCOME TAX

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The pre-tax balance of the PSA is approximately $5,257 as of December 31, 1999.

        Total income taxes for the years ended December 31, 1999, 1998 and 1997 were allocated as follows:

                                                 1999         1998        1997
                                               --------      ------      ------

Operations                                     $ 51,222      38,036      37,739
Unrealized gains (loss) on securities
    available for sale                          (56,581)      2,426      30,234
                                               --------      ------      ------

                                               $ (5,359)     40,462      67,973
                                               ========      ======      ======


        Total Federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                        1999                  1998                  1997
                                 ------------------  ----------------------  ------------------
                                  AMOUNT       %      AMOUNT         %        AMOUNT       %
                                 ---------   ------  ----------  ----------  ----------  ------
Computed (expected)
    tax expense                  $ 52,632     35.0      37,069        35.0      36,689    35.0
Differential earnings              (3,896)    (2.6)      1,232         1.1       3,720     3.5
Dividends received
    deduction and tax
    exempt interest                (1,492)    (1.0)     (1,279)       (1.1)     (1,406)   (1.3)
Other, net                       $  3,978      2.6       1,014         1.0      (1,264)   (1.2)
                                 =========   ======   =========     =======   =========  ======

      Total expense and
        effective rate           $ 51,222     34.0      38,036        37.1      37,739    37.3
                                 =========   ======   =========     =======   =========  ======


        Included in other, net in 1999 are non-deductible expenses related to the reorganization to a mutual holding company structure.

        Total Federal income tax paid was $51,773, $32,251 and $43,522 (net of refunds of $66, $6,661 and $0) during the years ended December 31, 1999, 1998 and 1997, respectively.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)


        The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 relate to the following:


                                                                    1999        1998
                                                                  ----------  ----------
Deferred tax assets:
    Fixed maturity securities available-for-sale                  $  14,262          --
    Future policy benefits                                           59,251      59,651
    Mortgage loans on real estate                                     2,529       2,529
    Other assets and liabilities                                     34,830      24,161
                                                                  ----------  ----------

               Total gross deferred tax assets                      110,872      86,341
                                                                  ----------  ----------

Deferred tax liabilities:
    Fixed maturity securities available-for-sale                         --      65,618
    Deferred policy acquisition costs                                76,781      70,312
    Other fixed maturities, equity securities and other
      long-term investments                                           7,951      15,062
    Other                                                            38,245       3,177
                                                                  ----------  ----------

               Total gross deferred tax liabilities                 122,977     154,169
                                                                  ----------  ----------

               Net deferred tax liability                         $ (12,105)    (67,828)
                                                                  ==========  ==========


        The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1999 and 1998. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 1999.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997

                                 (in thousands)



  (9)   DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

               CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

               INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices traded in the public market place. For fixed maturity securities not actively traded, or in the case of private placements, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and duration of investments.

               SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

               MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

               DEFERRED AND IMMEDIATE ANNUITY AND INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

               POLICYHOLDERS' DIVIDEND ACCUMULATION AND OTHER POLICYHOLDER FUNDS
               - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)



        The carrying amount and estimated fair value of financial instruments subject to SFAS 107 were as follows as of December 31:

                                                             1999                                 1998
                                                 -------------------------------------------------------------------
                                                  CARRYING           ESTIMATED          CARRYING          ESTIMATED
                                                   AMOUNT            FAIR VALUE          AMOUNT           FAIR VALUE
                                                 ----------          ----------         ---------         ----------
ASSETS
    Investments:
      Securities available-for-sale:
        Fixed maturities                         $2,644,846          2,644,846          2,834,274          2,834,274
        Equity securities                            71,640             71,640             90,107             90,107
      Fixed maturities held-to-maturity             829,214            833,499            749,528            829,459
      Mortgage loans on real estate               1,274,156          1,243,246          1,245,180          1,245,180
      Policy loans                                  162,078            162,078            157,555            157,555
      Short-term investments                        139,341            139,341            106,627            106,627
    Cash                                              9,411              9,411             11,300             11,300
    Assets held in Separate Accounts              1,741,620          1,741,620          1,154,576          1,154,576

LIABILITIES
    Guaranteed investment contracts              $1,197,382          1,164,411          1,094,242          1,096,184
    Individual contracts                          1,061,053          1,040,355          1,076,504          1,063,799
    Other annuity contracts                         859,536            848,976            898,781            945,694
    Note payable                                     84,321             80,142             84,278             92,732
    Dividend accumulations and
      other policyholder funds                       78,857             78,857             91,042             91,042
    Liability accounts                            1,718,864          1,718,864          1,107,049          1,107,049




 (10)   ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

        (a)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

              The Company is a party to financial instruments with off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $74,000 and $229,000 as of December 31, 1999 and 1998, respectively. These commitments involve varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)



        (b)   SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

              Mortgage loans are collateralized by the underlying properties. Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio, and total loans in any state do not exceed 10% of the total loan portfolio as of December 31, 1999. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 1999 and 1998:


                                                               1999         1998
                                                            ----------  -----------
Mortgage assets by type:
    Retail                                                 $  393,543      381,044
    Office                                                    320,988      312,092
    Apartment                                                 304,106      285,643
    Industrial                                                157,854      162,278
    Other                                                     107,372      113,725
                                                           -----------  -----------

                                                            1,283,863    1,254,782
      Less valuation allowances                                 9,707        9,602
                                                           -----------  -----------

               Total mortgage loans on real estate, net    $1,274,156    1,245,180
                                                           ===========  ===========




 (11)   PENSIONS AND OTHER POSTRETIREMENT BENEFITS

        The Company sponsors a funded pension plan covering all home office employees. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years. The Company also sponsors unfunded pension plans covering home office employees where benefits exceed Code 401(a)(17) and Code 415 limits and covering general agents. The general agents plan provides benefits based on years of service and average compensation during the final five and ten years of service

        The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans, one is offered to home office employees, the other is offered to career agents.

           HOME OFFICE EMPLOYEE HEALTH PLAN

           The Company provides a declining service schedule. Only home office employees hired prior to January 1, 1996, may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with 2 years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)


           CAREER AGENTS HEALTH PLAN

           Only career agents with contracts effective prior to January 1, 1996, may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

                                                        PENSION BENEFITS           OTHER BENEFITS
                                                     -----------------------   -----------------------
                                                        1999        1998         1999         1998
                                                     -----------  ----------   ----------   ----------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year             $    46,777      45,583       14,238       14,572
Service cost                                              2,634       2,520          300          258
Interest cost                                             3,282       3,131          399          333
Actuarial (loss) gain                                    (4,341)        738         (619)        (643)
Benefits paid                                            (2,810)     (5,195)        (234)        (282)
                                                    ------------  ----------   ----------   ----------

Benefit obligation at end of year                   $    45,542      46,777       14,084       14,238
                                                    ============  ==========   ==========   ==========

CHANGE IN PLAN ASSETS
Fair value of assets at beginning of year           $    23,797      24,854
Actual return on plan assets                             12,142       1,335
Employer contribution                                     1,410         701
Benefits paid                                            (1,820)     (3,093)
                                                    ------------  ----------   ----------   ----------

Fair value of assets at end of year                      35,529      23,797           --           --
                                                    ============  ==========   ==========   ==========

CALCULATION OF FUNDED STATUS
Funded status                                       $    (9,923)    (22,980)     (14,084)     (14,238)
Unrecognized actuarial (gain) loss                       (6,222)      9,625           --           --
Unrecognized prior service cost                            (678)       (745)          --           --
                                                    ------------  ----------   ----------   ----------

Net amount recognized                               $   (16,823)    (14,100)     (14,084)     (14,238)
                                                    ============  ==========   ==========   ==========

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997


        The following table shows the portions of the above values, in aggregate, attributable to the pension plans whose Accumulated Benefit Obligation exceeds Plan Assets.


                                                  PENSION BENEFITS
                                           --------------------------------
                                             1999        1998       1997
                                          ---------    --------    --------

Projected Benefit Obligation              $  19,941      18,708     18,299
Accumulated Benefit Obligation               15,981      13,864     14,307
Assets                                           --          --        257
Minimum Liability                            15,981      13,864     14,050
Accrued Pension Cost                        (15,584)    (10,829)    (9,620)
Unrecognized Transition Obligation            2,329       2,620      2,911




       WEIGHTED AVERAGE ASSUMPTIONS AS OF DECEMBER 31

                                           PENSION BENEFITS      OTHER BENEFITS
                                          ------------------   -----------------
                                             1999      1998      1999      1998
                                          ---------  -------   -------   -------
Discount rate                             $  6.90%    5.80%     7.65%     6.94%
Expected return on plan assets              10.50%    9.00%       --        --
Rate of compensation increase                5.70%    5.70%       --        --





       For measurement purposes, a nine percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually to five percent for 2001 and remain at that level thereafter.

       COMPONENTS OF NET PERIODIC BENEFIT COST

                                                        PENSION BENEFITS                                OTHER BENEFITS
                                              --------------------------------------          -----------------------------------
                                              1999             1998             1997           1999           1998           1997
                                              ----             ----             ----           ----           ----           ----
Service cost                                $ 2,634            2,520            2,221            300            258            301
Interest cost                                 3,411            3,131            3,072            399            333            468
Expected return on plan assets               (2,404)          (2,087)          (2,037)            --             --             --
Amortization of prior service cost              (67)             (67)             (67)          (504)          (504)          (367)
Recognized actuarial loss                       549              564              300           (115)          (139)          (107)
                                            -------           ------           ------           ----           ----           ----

Net periodic benefit cost                   $ 4,123            4,061            3,489             80            (52)           295
                                            =======           ======           ======           ====           ====           ====

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)




       The health care cost trend rate assumption has a significant effect on the amounts reported for the health care plan. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1999 and 1998 by $274 and $236, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1999 and 1998 by $17.

       The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all employees. Company contributions to the Profit Sharing Plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 1999, 1998, and 1997 were $1,917, $1,829 and $1,825, respectively.

       The Company has other deferred compensation and supplemental pension plans. The expenses for these plans in 1999, 1998 and 1997 were $8,962, $6,277 and $5,245, respectively.

 (12)  REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND
       RESTRICTIONS

       ONLIC and ONLAC exceed the minimum risk-based capital requirements as established by the NAIC as of December 31, 1999.

       The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,648 as of December 31, 1999 and 1998.

       The payment of dividends by the Company to its parent, ONFS, is limited by Ohio law. As of December 31, 1999, $25,791 of retained earnings, as presented in the accompanying financial statements, is restricted as to dividend payments in 2000.

 (13)  BANK LINES OF CREDIT

       As of December 31, 1999 and 1998, ONLIC had a $10,000 unsecured line of credit which was not utilized during 1999 and 1998.

 (14)  CONTINGENCIES

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)


 (15)   REINSURANCE

        The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. The Company has reinsurance recoverables of $95,291 and $78,265 at December 31, 1999 and 1998, respectively. Ceded premiums approximated 12% and 9% of gross earned life and accident and health premiums during 1999 and 1998, respectively.

 (16)   SEGMENT INFORMATION

        The Company conducts its business in three operating segments: individual life insurance, pension and annuities, and other insurance. Individual life insurance includes whole life, universal life, variable universal life and term life. All products within this segment share similar distribution systems and some degree of mortality (loss of life) risk. Pension and annuities include fixed and variable deferred and immediate annuities issued to individuals as well as guaranteed investment and accumulated deposit contracts issued to groups. The products in this segment are primarily designed for asset accumulation and generation of investment returns. Other insurance includes individual disability insurance along with group life and disability insurance. These lines are viewed as "complementary" lines that allow us to provide a broad portfolio of products to enhance sales in our two primary operating segments. In addition to our operating segments, certain assets not specifically allocated to support any product line, along with various corporate expenses and liabilities, are assigned to the corporate segment. All revenue, expense, asset and liability amounts are allocated to one of the four segments. As such, the sum of the financial information from these segments equals the information for the Company as a whole.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)



                                                                                 FOR THE YEAR ENDED OR
                                                                                AS OF DECEMBER 31, 1999
                                                     ----------------------------------------------------------------------------
                                                     INDIVIDUAL         PENSION
                                                        LIFE              AND           OTHER
                                                     INSURANCE         ANNUITIES      INSURANCE      CORPORATE           TOTAL
                                                     ----------------------------------------------------------------------------
 Revenues:
     Traditional life insurance premiums             $  101,019       $       --       $ 30,260       $     --       $  131,279
     Accident and health insurance premiums                  --               --         25,530             --           25,530
     Annuity premiums and charges                            --           36,931             --             --           36,931
     Universal life policy charges                       66,189               --             --             --           66,189
     Net investment income                              118,147          265,808          8,756         21,436          414,147
     Net realized gains on investments                       --               --             --         26,484           26,484
     Other income                                           172           14,355             --             --           14,527
                                                     ----------------------------------------------------------------------------

                                                        285,527          317,094         64,546         47,920          715,087
Benefits and expenses:
     Benefits and claims                                160,284          206,575         49,048             --          415,907
     Provision for policyholder dividends                27,563               19             --             --           27,582
     Operating expenses                                  46,148           46,743         14,102         14,227          121,220
                                                     ----------------------------------------------------------------------------

                                                        233,995          253,337         63,150         14,227          564,709

        Income before federal income taxes           $   51,532       $   63,757       $  1,396       $ 33,693       $  150,378
                                                     ============================================================================

Total assets as of December 31, 1999                 $2,145,787       $4,913,534       $159,131       $299,933       $7,518,385
                                                     ============================================================================



       (1) Premiums, policy charges and investment income for life and other insurance includes the net contribution from Closed Block for the year ended December 31, 1999.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)

                                                                               FOR THE YEAR ENDED OR
                                                                              AS OF DECEMBER 31, 1998
                                                 ----------------------------------------------------------------------------------
                                                     INDIVIDUAL         PENSION
                                                        LIFE              AND           OTHER
                                                     INSURANCE         ANNUITIES      INSURANCE      CORPORATE           TOTAL
                                                 ----------------------------------------------------------------------------------
Revenues:
     Traditional life insurance premiums              $   91,565     $       --       $ 30,335        $     --        $  121,900
     Accident and health insurance premiums                   --             --         25,183              --            25,183
     Annuity premiums and charges                             --         32,280             --              --            32,280
     Universal life policy charges                        59,743             --             --              --            59,743
     Net investment income                               111,723        267,560          7,721           7,821           394,825
     Net realized gains on investments                        --             --             --           1,903             1,903
     Other income                                            (29)        13,189             --              --            13,160
                                                     ------------------------------------------------------------------------------

                                                         263,002        313,029         63,239           9,724           648,994
Benefits and expenses:
     Benefits and claims                                 146,503        212,512         41,647              --           400,662
     Provision for policyholder dividends                 27,635             24             --              --            27,659
     Operating expenses                                   41,814         39,963         16,440          16,545           114,762
                                                     ------------------------------------------------------------------------------

                                                         215,952        252,499         58,087          16,545           543,083

        Income before federal income taxes            $   47,050     $   60,530       $  5,152        $ (6,821)       $  105,911
                                                     ==============================================================================

Total assets as of December 31, 1998                  $1,994,834     $4,263,703       $161,577        $441,408        $6,861,522
                                                     ==============================================================================



       (1) Premiums, policy charges and investment income for life and other insurance includes the net contribution from Closed Block for the year ended December 31, 1998.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
      (a wholly owned subsidiary of Ohio National Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                                 (in thousands)

                                                                               FOR THE YEAR ENDED OR
                                                                              AS OF DECEMBER 31, 1998
                                                 --------------------------------------------------------------------------------
                                                     INDIVIDUAL         PENSION
                                                        LIFE              AND           OTHER
                                                     INSURANCE         ANNUITIES      INSURANCE      CORPORATE           TOTAL
                                                 --------------------------------------------------------------------------------
 Revenues:
     Traditional life insurance premiums              $   91,758     $       --      $ 26,202        $     --        $  117,960
     Accident and health insurance premiums                   --             --        23,921              --            23,921
     Annuity premiums and charges                             --         34,187            --              --            34,187
     Universal life policy charges                        50,991             --            --              --            50,991
     Net investment income                               102,107        272,153         8,084           4,349           386,693
     Net realized gains on investments                        --             --            --          12,500            12,500
     Other income                                            (26)        12,830            --              --            12,804
                                                 --------------------------------------------------------------------------------
                                                         244,830        319,170        58,207          16,849           639,056
Benefits and expenses:
     Benefits and claims                                 133,850        222,283        35,773              --           391,906
     Provision for policyholder dividends                 25,309             23            --              --            25,332
     Operating expenses                                   39,001         37,930        17,204          22,857           116,992
                                                 --------------------------------------------------------------------------------
                                                         198,160        260,236        52,977          22,857           534,230


        Income before federal income taxes            $   46,670     $   58,934      $  5,230        $ (6,008)       $  104,826
                                                 ================================================================================

Total assets as of December 31, 1997                  $1,722,594     $4,033,860      $156,600        $417,508        $6,330,562
                                                 ================================================================================

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY

                                                               December 31, 1999

                                                                           MONEY
                                                            EQUITY         MARKET          BOND           OMNI        INTERNATIONAL
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          ----------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note 2)..........  $2,533,520      $867,255       $531,045      $2,538,131      $2,102,497
                                                          ==========      ========       ========      ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............  $2,533,520      $867,255       $531,045      $2,538,131      $2,102,497
                                                          ==========      ========       ========      ==========      ==========

                                                            CAPITAL
                                                          APPRECIATION     SMALL CAP
                                                           SUBACCOUNT      SUBACCOUNT
                                                          ------------     ----------
Assets -- Investments at market value (note 2)..........   $1,281,955      $3,893,167
                                                           ==========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $1,281,955      $3,893,167
                                                           ==========      ==========

                                                          INTERNATIONAL
                                                              SMALL         AGGRESSIVE        CORE         GROWTH &
                                                             COMPANY          GROWTH         GROWTH         INCOME
                                                           SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                          -------------     ----------     ----------     ----------
Assets -- Investments at market value (note 2)..........    $396,487         $566,190       $564,687      $2,597,968
                                                            ========         ========       ========      ==========
Contract owners' equity
  Contracts in accumulation period (note 3).............    $396,487         $566,190       $564,687      $2,597,968
                                                            ========         ========       ========      ==========


                                                             S&P 500           SOCIAL
                                                              INDEX          AWARENESS
                                                           SUBACCOUNT        SUBACCOUNT
                                                          -------------     ------------
Assets -- Investments at market value (note 2)..........   $3,659,644         $213,892
                                                           ==========         ========
Contract owners' equity
  Contracts in accumulation period (note 3).............   $3,659,644         $213,892
                                                           ==========         ========

                                                                                                         STRONG
                                                                                                        VARIABLE
                                                            JANUS ASPEN SERIES RETIREMENT SHARES         FUNDS        GOLDMAN SACHS
                                                          ----------------------------------------     ----------     -------------
                                                                         WORLDWIDE                      MID-CAP        VIT CAPITAL
                                                            GROWTH         GROWTH        BALANCED        GROWTH          GROWTH
                                                          SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                          ----------     ----------     ----------     ----------     -------------
Assets -- Investments at market value (note 2)..........   $  1,007        $  517        $ 26,781        $   40          $   40
                                                           ========        ======        ========        ======          ======
Contract owners' equity
  Contracts in accumulation period (note 3).............   $  1,007        $  517        $ 26,781        $   40          $   40
                                                           ========        ======        ========        ======          ======


                                                            LAZARD
                                                          RETIREMENT
                                                          ----------
                                                            SMALL
                                                             CAP
                                                          SUBACCOUNT
                                                          ----------
Assets -- Investments at market value (note 2)..........    $   30
                                                            ======
Contract owners' equity
  Contracts in accumulation period (note 3).............    $   30
                                                            ======

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                                    EQUITY                  MONEY MARKET                  BOND                      OMNI
                                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                            ----------------------      --------------------      --------------------      ---------------------
                              1999          1998          1999        1998          1999        1998          1999         1998
                            ---------     --------      --------     -------      --------     -------      --------     --------
Investment activity:
  Reinvested dividends....  $   7,117     $ 20,366      $ 42,532     $26,037      $ 25,120     $12,413      $ 51,510     $ 57,327
  Risk & administrative
     expense (note 4).....    (29,489)     (20,791)      (11,534)     (6,677)       (4,756)     (2,586)      (31,959)     (27,258)
                            ---------     --------      --------     -------      --------     -------      --------     --------
       Net investment
          activity........    (22,372)        (425)       30,998      19,360        20,364       9,827        19,551       30,069
                            ---------     --------      --------     -------      --------     -------      --------     --------
  Realized & Unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............    977,651       34,593             0           0             0           0        86,343          298
     Realized gain
       (loss).............     36,789       15,938         2,917      (1,054)         (364)        311        33,132       19,855
     Unrealized gain
       (loss).............   (608,097)       3,874             0           0       (21,686)     (3,138)       91,630       (8,832)
                            ---------     --------      --------     -------      --------     -------      --------     --------
       Net gain (loss) on
          investments.....    406,343       54,405         2,917      (1,054)      (22,050)     (2,827)      211,105       11,321
                            ---------     --------      --------     -------      --------     -------      --------     --------
          Net increase
            (decrease) in
            contract
            owners' equity
            from
            operations....  $ 383,971     $ 53,980      $ 33,915     $18,306      $ (1,686)    $ 7,000      $230,656     $ 41,390
                            =========     ========      ========     =======      ========     =======      ========     ========

                                                  INTERNATIONAL            CAPITAL APPRECIATION              SMALL CAP
                                                    SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                              ----------------------      ----------------------      -----------------------
                                                1999          1998          1999         1998            1999          1998
                                              ---------     --------      --------     ---------      ----------     --------
Investment activity:
  Reinvested dividends......................  $       0     $ 48,742      $ 37,798     $  25,755      $        0     $      0
  Risk & administrative expense (note 4)....    (19,099)     (17,616)      (16,999)      (13,635)        (30,818)     (16,965)
                                              ---------     --------      --------     ---------      ----------     --------
       Net investment activity..............    (19,099)      31,126        20,799        12,120         (30,818)     (16,965)
                                              ---------     --------      --------     ---------      ----------     --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...............          0       59,572       117,018        87,510         988,856           19
     Realized gain (loss)...................    (24,274)     (38,354)        7,481        54,817         150,493       36,021
     Unrealized gain (loss).................    866,587      (28,547)      (82,602)     (113,854)        797,404      113,125
                                              ---------     --------      --------     ---------      ----------     --------
       Net gain (loss) on investments.......    842,313       (7,329)       41,897        28,473       1,936,753      149,165
                                              ---------     --------      --------     ---------      ----------     --------
          Net increase in contract owners'
            equity from operations..........  $ 823,214     $ 23,797      $ 62,696     $  40,593      $1,905,935     $132,200
                                              =========     ========      ========     =========      ==========     ========

                                              INTERNATIONAL SMALL CO.
                                                    SUBACCOUNT
                                              -----------------------
                                                1999          1998
                                              ---------     ---------
Investment activity:
  Reinvested dividends......................  $      0      $  4,936
  Risk & administrative expense (note 4)....    (3,077)       (2,288)
                                              --------      --------
       Net investment activity..............    (3,077)        2,648
                                              --------      --------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains...............    37,428        15,176
     Realized gain (loss)...................     4,989         7,718
     Unrealized gain (loss).................   155,538       (22,408)
                                              --------      --------
       Net gain (loss) on investments.......   197,955           486
                                              --------      --------
          Net increase in contract owners'
            equity from operations..........  $194,878      $  3,134
                                              ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF OPERATIONS

                                  For the Years Ended December 31, 1999 and 1998

                              AGGRESSIVE GROWTH             CORE GROWTH             GROWTH & INCOME             S&P 500 INDEX
                                  SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                            ----------------------      --------------------      --------------------      ---------------------
                              1999          1998          1999        1998          1999        1998          1999         1998
                            ---------     --------      --------     -------      --------     -------      --------     --------
Investment activity:
  Reinvested dividends....  $       0     $      0      $      0     $     0      $  3,391     $ 7,249      $ 70,145     $ 30,596
  Risk & administrative
     expense (note 4).....     (6,620)      (5,490)       (4,138)     (2,463)      (21,474)     (8,371)      (37,240)     (14,658)
                            ---------     --------      --------     -------      --------     -------      --------     --------
       Net investment
          activity........     (6,620)      (5,490)       (4,138)     (2,463)      (18,083)     (1,122)       32,905       15,938
                            ---------     --------      --------     -------      --------     -------      --------     --------
  Realized & Unrealized
     gain (loss) on
     investments:
     Reinvested capital
       gains..............          0       37,859       117,600           0       372,452           0       268,697       79,531
     Realized gain
       (loss).............    (11,903)       5,664        22,257         781        55,422       7,362        77,990       19,295
     Unrealized gain
       (loss).............     42,118       (5,886)      130,565      13,366       485,984      17,420       262,801      165,421
                            ---------     --------      --------     -------      --------     -------      --------     --------
       Net gain on
          investments.....     30,215       37,637       270,422      14,147       913,858      24,782       609,488      264,247
                            ---------     --------      --------     -------      --------     -------      --------     --------
          Net increase in
            contract
            owners' equity
            from
            operations....  $  23,595     $ 32,147      $266,284     $11,684      $895,775     $23,660      $642,393     $280,185
                            =========     ========      ========     =======      ========     =======      ========     ========

                                                                                    JANUS ASPEN SERIES RETIREMENT SHARES
                                                                                  ----------------------------------------
                                                                                                 WORLDWIDE
                                                       SOCIAL AWARENESS             GROWTH         GROWTH        BALANCED
                                                          SUBACCOUNT              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                   -------------------------      ----------     ----------     ----------
                                                      1999           1998          1999(a)        1999(a)        1999(a)
                                                   ----------     ----------      ----------     ----------     ----------
Investment activity:
  Reinvested dividends...........................   $    932       $    853          $ 0            $ 0           $  189
  Risk & administrative expense (note 4).........     (2,726)        (1,776)          (1)             0              (20)
                                                    --------       --------          ---            ---           ------
       Net investment activity...................     (1,794)          (923)          (1)             0              169
                                                    --------       --------          ---            ---           ------
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains....................          0              0            0              0                0
     Realized gain (loss)........................    (14,817)        (8,311)           0              0              394
     Unrealized gain (loss)......................     45,891        (47,570)          60             46              549
                                                    --------       --------          ---            ---           ------
       Net gain (loss) on investments............     31,074        (55,881)          60             46              943
                                                    --------       --------          ---            ---           ------
          Net increase (decrease) in contract
            owners' equity from operations.......   $ 29,280       $(56,804)         $59            $46           $1,112
                                                    ========       ========          ===            ===           ======

                                                     GOLDMAN          LAZARD
                                                      SACHS         RETIREMENT
                                                   -----------      ----------
                                                   VIT CAPITAL        SMALL
                                                     GROWTH            CAP
                                                   SUBACCOUNT       SUBACCOUNT
                                                   -----------      ----------
                                                     1999(a)         1999(a)
                                                   -----------      ----------
Investment activity:
  Reinvested dividends...........................      $0              $ 0
  Risk & administrative expense (note 4).........       0                0
                                                       --              ---
       Net investment activity...................       0                0
                                                       --              ---
  Realized & Unrealized gain (loss) on
     investments:
     Reinvested capital gains....................       1                2
     Realized gain (loss)........................       0               (5)
     Unrealized gain (loss)......................       1                0
                                                       --              ---
       Net gain (loss) on investments............       2               (3)
                                                       --              ---
          Net increase (decrease) in contract
            owners' equity from operations.......      $2              $(3)
                                                       ==              ===

---------------
(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                  EQUITY                     MONEY MARKET                    BOND
                                                SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT
                                         -------------------------      -----------------------      ---------------------
                                            1999           1998            1999          1998          1999         1998
                                         ----------     ----------      ----------     --------      --------     --------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity...........  $  (22,372)    $     (425)     $   30,998     $ 19,360      $ 20,364     $  9,827
     Reinvested capital gains..........     977,651         34,593               0            0             0            0
     Realized gain (loss)..............      36,789         15,938           2,917       (1,054)         (364)         311
     Unrealized gain (loss)............    (608,097)         3,874               0            0       (21,686)      (3,138)
                                         ----------     ----------      ----------     --------      --------     --------
       Net increase (decrease) in
          contract owners' equity from
          operations...................     383,971         53,980          33,915       18,306        (1,686)       7,000
                                         ----------     ----------      ----------     --------      --------     --------
Equity transactions:
  Sales:
     Contract purchase payments........     707,208        807,963         893,404      575,213       342,351      101,397
     Transfers from fixed & other
       subaccounts.....................      86,990         85,873         471,010      192,800           339        1,115
                                         ----------     ----------      ----------     --------      --------     --------
                                            794,198        893,836       1,364,414      768,013       342,690      102,512
                                         ----------     ----------      ----------     --------      --------     --------
  Redemptions:
     Withdrawals & surrenders..........     359,764        115,547         707,800      212,582        18,429       35,684
     Transfers to fixed & other
       subaccounts.....................     149,206        212,493         386,958      372,530         8,984        7,692
                                         ----------     ----------      ----------     --------      --------     --------
                                            508,970        328,040       1,094,758      585,112        27,413       43,376
                                         ----------     ----------      ----------     --------      --------     --------
       Net equity transactions.........     285,228        565,796         269,656      182,901       315,277       59,136
                                         ----------     ----------      ----------     --------      --------     --------
          Net change in contract
            owners' equity.............     669,199        619,776         303,571      201,207       313,591       66,136
Contract owners' equity:
  Beginning of period..................   1,864,321      1,244,545         563,684      362,477       217,454      151,318
                                         ----------     ----------      ----------     --------      --------     --------
  End of period........................  $2,533,520     $1,864,321      $  867,255     $563,684      $531,045     $217,454
                                         ==========     ==========      ==========     ========      ========     ========

                                                   OMNI
                                                SUBACCOUNT
                                         -------------------------
                                            1999           1998
                                         ----------     ----------
Increase (decrease) in contract owners'
  equity from operations:
     Net investment activity...........  $   19,551     $   30,069
     Reinvested capital gains..........      86,343            298
     Realized gain (loss)..............      33,132         19,855
     Unrealized gain (loss)............      91,630         (8,832)
                                         ----------     ----------
       Net increase (decrease) in
          contract owners' equity from
          operations...................     230,656         41,390
                                         ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments........     645,978        911,422
     Transfers from fixed & other
       subaccounts.....................      52,394        221,738
                                         ----------     ----------
                                            698,372      1,133,160
                                         ----------     ----------
  Redemptions:
     Withdrawals & surrenders..........     250,557        201,705
     Transfers to fixed & other
       subaccounts.....................     495,581        151,763
                                         ----------     ----------
                                            746,138        353,468
                                         ----------     ----------
       Net equity transactions.........     (47,766)       779,692
                                         ----------     ----------
          Net change in contract
            owners' equity.............     182,890        821,082
Contract owners' equity:
  Beginning of period..................   2,355,241      1,534,159
                                         ----------     ----------
  End of period........................  $2,538,131     $2,355,241
                                         ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                               INTERNATIONAL             CAPITAL APPRECIATION                SMALL CAP
                                                SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                         -------------------------      -----------------------      -------------------------
                                            1999           1998            1999         1998            1999           1998
                                         ----------     ----------      ----------   ----------      ----------     ----------
Increase in contract owners' equity
  from operations:
     Net investment activity...........  $  (19,099)    $   31,126      $   20,799   $   12,120      $  (30,818)    $  (16,965)
     Reinvested capital gains..........           0         59,572         117,018       87,510         988,856             19
     Realized gain (loss)..............     (24,274)       (38,354)          7,481       54,817         150,493         36,021
     Unrealized gain (loss)............     866,587        (28,547)        (82,602)    (113,854)        797,404        113,125
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net increase in contract owners'
          equity from operations.......     823,214         23,797          62,696       40,593       1,905,935        132,200
                                         ----------     ----------      ----------   ----------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments........     331,772        516,650         272,049      438,636         590,920        520,139
     Transfers from fixed & other
       subaccounts.....................      21,830         42,661          30,437       61,105         327,660        125,570
                                         ----------     ----------      ----------   ----------      ----------     ----------
                                            353,602        559,311         302,486      499,741         918,580        645,709
                                         ----------     ----------      ----------   ----------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders..........     201,081        217,519         129,261      427,626         315,635        249,787
     Transfers to fixed & other
       subaccounts.....................     318,435        213,697         102,093      153,543         221,903        183,891
                                         ----------     ----------      ----------   ----------      ----------     ----------
                                            519,516        431,216         231,354      581,169         537,538        433,678
                                         ----------     ----------      ----------   ----------      ----------     ----------
       Net equity transactions.........    (165,914)       128,095          71,132      (81,428)        381,042        212,031
                                         ----------     ----------      ----------   ----------      ----------     ----------
          Net change in contract
            owners' equity.............     657,300        151,892         133,828      (40,835)      2,286,977        344,231
Contract owners' equity:
  Beginning of period..................   1,445,197      1,293,305       1,148,127    1,188,962       1,606,190      1,261,959
                                         ----------     ----------      ----------   ----------      ----------     ----------
  End of period........................  $2,102,497     $1,445,197      $1,281,955   $1,148,127      $3,893,167     $1,606,190
                                         ==========     ==========      ==========   ==========      ==========     ==========

                                         INTERNATIONAL SMALL CO.
                                               SUBACCOUNT
                                         -----------------------
                                           1999          1998
                                         ---------     ---------
Increase in contract owners' equity
  from operations:
     Net investment activity...........  $ (3,077)     $  2,648
     Reinvested capital gains..........    37,428        15,176
     Realized gain (loss)..............     4,989         7,718
     Unrealized gain (loss)............   155,538       (22,408)
                                         --------      --------
       Net increase in contract owners'
          equity from operations.......   194,878         3,134
                                         --------      --------
Equity transactions:
  Sales:
     Contract purchase payments........    57,806        78,986
     Transfers from fixed & other
       subaccounts.....................    23,569        11,878
                                         --------      --------
                                           81,375        90,864
                                         --------      --------
  Redemptions:
     Withdrawals & surrenders..........    28,859        91,429
     Transfers to fixed & other
       subaccounts.....................    23,997        49,705
                                         --------      --------
                                           52,856       141,134
                                         --------      --------
       Net equity transactions.........    28,519       (50,270)
                                         --------      --------
          Net change in contract
            owners' equity.............   223,397       (47,136)
Contract owners' equity:
  Beginning of period..................   173,090       220,226
                                         --------      --------
  End of period........................  $396,487      $173,090
                                         ========      ========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                              AGGRESSIVE GROWTH            CORE GROWTH               GROWTH & INCOME
                                                 SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                            ---------------------      -------------------      -------------------------
                                              1999         1998          1999       1998           1999           1998
                                            --------     --------      --------   --------      ----------     ----------
Increase in contract owners' equity from
  operations:
     Net investment activity..............  $ (6,620)    $ (5,490)     $ (4,138)  $ (2,463)     $  (18,083)    $   (1,122)
     Reinvested capital gains.............         0       37,859       117,600          0         372,452              0
     Realized gain (loss).................   (11,903)       5,664        22,257        781          55,422          7,362
     Unrealized gain (loss)...............    42,118       (5,886)      130,565     13,366         485,984         17,420
                                            --------     --------      --------   --------      ----------     ----------
       Net increase in contract owners'
          equity from operations..........    23,595       32,147       266,284     11,684         895,775         23,660
                                            --------     --------      --------   --------      ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments...........   179,263      278,126        80,398    108,763         708,912        548,376
     Transfers from fixed & other
       subaccounts........................    17,764       26,304        92,218     16,912         429,854        372,867
                                            --------     --------      --------   --------      ----------     ----------
                                             197,027      304,430       172,616    125,675       1,138,766        921,243
                                            --------     --------      --------   --------      ----------     ----------
  Redemptions:
     Withdrawals & surrenders.............    47,185       49,483        46,933      9,025         309,214          6,157
     Transfers to fixed & other
       subaccounts........................   173,062       22,332        71,405      3,108         150,650         71,895
                                            --------     --------      --------   --------      ----------     ----------
                                             220,247       71,815       118,338     12,133         459,864         78,052
                                            --------     --------      --------   --------      ----------     ----------
       Net equity transactions............   (23,220)     232,615        54,278    113,542         678,902        843,191
                                            --------     --------      --------   --------      ----------     ----------
          Net change in contract owners'
            equity........................       375      264,762       320,562    125,226       1,574,677        866,851
Contract owners' equity:
  Beginning of period.....................   565,815      301,053       244,125    118,899       1,023,291        156,440
                                            --------     --------      --------   --------      ----------     ----------
  End of period...........................  $566,190     $565,815      $564,687   $244,125      $2,597,968     $1,023,291
                                            ========     ========      ========   ========      ==========     ==========

                                                  S&P 500 INDEX
                                                   SUBACCOUNT
                                            -------------------------
                                               1999           1998
                                            ----------     ----------
Increase in contract owners' equity from
  operations:
     Net investment activity..............  $   32,905     $   15,938
     Reinvested capital gains.............     268,697         79,531
     Realized gain (loss).................      77,990         19,295
     Unrealized gain (loss)...............     262,801        165,421
                                            ----------     ----------
       Net increase in contract owners'
          equity from operations..........     642,393        280,185
                                            ----------     ----------
Equity transactions:
  Sales:
     Contract purchase payments...........   1,238,293        786,354
     Transfers from fixed & other
       subaccounts........................     759,014        568,582
                                            ----------     ----------
                                             1,997,307      1,354,936
                                            ----------     ----------
  Redemptions:
     Withdrawals & surrenders.............     536,251         45,959
     Transfers to fixed & other
       subaccounts........................     315,292         67,408
                                            ----------     ----------
                                               851,543        113,367
                                            ----------     ----------
       Net equity transactions............   1,145,764      1,241,569
                                            ----------     ----------
          Net change in contract owners'
            equity........................   1,788,157      1,521,754
Contract owners' equity:
  Beginning of period.....................   1,871,487        349,733
                                            ----------     ----------
  End of period...........................  $3,659,644     $1,871,487
                                            ==========     ==========

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1999 and 1998

                                                                                                                       STRONG
                                                                             JANUS ASPEN SERIES RETIREMENT SHARES     VARIABLE
                                                                             -------------------------------------   ----------
                                                                                          WORLDWIDE                   MID-CAP
                                                       SOCIAL AWARENESS        GROWTH       GROWTH       BALANCED      GROWTH
                                                          SUBACCOUNT         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                     --------------------    ----------   ----------    ----------   ----------
                                                       1999        1998       1999(a)      1999(a)       1999(a)      1999(a)
                                                     --------    --------    ----------   ----------    ----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.......................  $ (1,794)   $   (923)     $   (1)       $  0        $   169        $ 0
     Reinvested capital gains......................         0           0           0           0              0          0
     Realized gain (loss)..........................   (14,817)     (8,311)          0           0            394          0
     Unrealized gain (loss)........................    45,891     (47,570)         60          46            549          0
                                                     --------    --------      ------        ----        -------        ---
       Net increase (decrease) in contract owners'
          equity from operations...................    29,280     (56,804)         59          46          1,112          0
                                                     --------    --------      ------        ----        -------        ---
Equity transactions:
  Sales:
     Contract purchase payments....................    67,415     149,225          76          20             26         40
     Transfers from fixed & other subaccounts......     9,600      80,532         872         451         25,727          0
                                                     --------    --------      ------        ----        -------        ---
                                                       77,015     229,757         948         471         25,753         40
                                                     --------    --------      ------        ----        -------        ---
  Redemptions:
     Withdrawals & surrenders......................    53,152       5,103           0           0              0          0
     Transfers to fixed & other subaccounts........    34,486      16,081           0           0             84          0
                                                     --------    --------      ------        ----        -------        ---
                                                       87,638      21,184           0           0             84          0
                                                     --------    --------      ------        ----        -------        ---
       Net equity transactions.....................   (10,623)    208,573         948         471         25,669         40
                                                     --------    --------      ------        ----        -------        ---
          Net change in contract owners' equity....    18,657     151,769       1,007         517         26,781         40
Contract owners' equity:
  Beginning of period..............................   195,235      43,466           0           0              0          0
                                                     --------    --------      ------        ----        -------        ---
  End of period....................................  $213,892    $195,235      $1,007        $517        $26,781        $40
                                                     ========    ========      ======        ====        =======        ===

                                                       GOLDMAN       LAZARD
                                                        SACHS      RETIREMENT
                                                     -----------   ----------
                                                     VIT CAPITAL     SMALL
                                                       GROWTH         CAP
                                                     SUBACCOUNT    SUBACCOUNT
                                                     -----------   ----------
                                                       1999(a)      1999(a)
                                                     -----------   ----------
Increase (decrease) in contract owners' equity from
  operations:
     Net investment activity.......................      $ 0          $  0
     Reinvested capital gains......................        1             2
     Realized gain (loss)..........................        0            (5)
     Unrealized gain (loss)........................        1             0
                                                         ---          ----
       Net increase (decrease) in contract owners'
          equity from operations...................        2            (3)
                                                         ---          ----
Equity transactions:
  Sales:
     Contract purchase payments....................       38             9
     Transfers from fixed & other subaccounts......        0           227
                                                         ---          ----
                                                          38           236
                                                         ---          ----
  Redemptions:
     Withdrawals & surrenders......................        0             0
     Transfers to fixed & other subaccounts........        0           203
                                                         ---          ----
                                                           0           203
                                                         ---          ----
       Net equity transactions.....................       38            33
                                                         ---          ----
          Net change in contract owners' equity....       40            30
Contract owners' equity:
  Beginning of period..............................        0             0
                                                         ---          ----
  End of period....................................      $40          $ 30
                                                         ===          ====

---------------

(a) Period from November 1, 1999, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Janus Aspen Series, Strong Variable Insurance Funds, Goldman Sachs Variable Insurance Trust and Lazard Retirement Funds (collectively the Funds). The Funds are diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Investments are valued at the net asset value of fund shares held at December 31, 1999. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

    ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1999 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                                MONEY                                                    CAPITAL
                                 EQUITY        MARKET         BOND          OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                               -----------   -----------   -----------   -----------   -------------   ------------   -----------
Aggregate Cost...............  $3,048,956     $867,255      $554,467     $2,359,676      $1,413,661     $1,366,349    $2,860,707
Number of Shares.............      95,688       86,725        53,441        112,576          97,713        105,885       123,139

                                INTERNATIONAL
                                    SMALL       AGGRESSIVE       CORE        GROWTH &       S&P 500       SOCIAL
                                   COMPANY        GROWTH        GROWTH        INCOME         INDEX       AWARENESS
                                 SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                -------------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost................    $  252,827     $515,163      $415,857     $2,091,600    $3,246,100    $  212,272
Number of Shares..............        19,583       48,019        33,258        138,359       226,379        20,750

                                                JANUS ASPEN                   STRONG
                                  JANUS ASPEN   RETIREMENT    JANUS ASPEN    VARIABLE       GOLDMAN
                                  RETIREMENT      SHARES      RETIREMENT       FUND        SACHS VIT      LAZARD
                                    SHARES       WORLDWIDE      SHARES        MID-CAP       CAPITAL     RETIREMENT
                                    GROWTH        GROWTH       BALANCED       GROWTH        GROWTH       SMALL CAP
                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  -----------   -----------   -----------   -----------   -----------   -----------
Aggregate Cost..................  $      947     $    471      $ 26,232     $       40    $       38    $       30
Number of Shares................          30           11           955              1             3             3

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1999 the accumulation units and value per unit of the respective subaccounts and products were:

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    ------------
EQUITY SUBACCOUNT...........................................     123,654.5754         20.488690       $  2,533,520
MONEY MARKET SUBACCOUNT.....................................      72,108.3689         12.027104       $    867,255
BOND SUBACCOUNT.............................................      41,685.6296         12.739294       $    531,045
OMNI SUBACCOUNT.............................................     143,524.8493         17.684265       $  2,538,131

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                              ACCUMULATION UNITS    VALUE PER UNIT       VALUE
                                                              ------------------    --------------    ------------
INTERNATIONAL SUBACCOUNT....................................      96,944.9645         21.687535       $  2,102,497
CAPITAL APPRECIATION SUBACCOUNT.............................      77,141.9297         16.618131       $  1,281,955
SMALL CAP SUBACCOUNT........................................     109,169.4362         35.661694       $  3,893,167
INTERNATIONAL SMALL COMPANY SUBACCOUNT......................      14,362.0469         27.606603       $    396,487
AGGRESSIVE GROWTH SUBACCOUNT................................      36,759.7160         15.402459       $    566,190
CORE GROWTH SUBACCOUNT......................................      27,196.3943         20.763312       $    564,687
GROWTH & INCOME SUBACCOUNT..................................     113,969.9893         22.795195       $  2,597,968
S&P 500 INDEX SUBACCOUNT....................................     177,052.7569         20.669795       $  3,659,644
SOCIAL AWARENESS SUBACCOUNT.................................      19,408.0632         11.020767       $    213,892
JANUS ASPEN RETIREMENT SHARES GROWTH SUBACCOUNT.............          86.5231         11.639885       $      1,007
JANUS ASPEN RETIREMENT SHARES WORLDWIDE GROWTH SUBACCOUNT...          39.1099         13.211585       $        517
JANUS ASPEN RETIREMENT SHARES BALANCED SUBACCOUNT...........       2,432.0922         11.011548       $     26,781
STRONG MID-CAP GROWTH SUBACCOUNT............................           3.0980         12.911573       $         40
GOLDMAN SACHS VIT CAPITAL GROWTH SUBACCOUNT.................           3.5443         11.173846       $         40
LAZARD SMALL CAP SUBACCOUNT.................................           2.8321         10.533744       $         30

(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each valuation period, equal to 0.35% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 1.00% for mortality and expense risk.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6) FEDERAL INCOME TAXES

    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

OHIO NATIONAL VARIABLE ACCOUNT D

 INDEPENDENT AUDITORS' REPORT

The Board of Directors of
The Ohio National Life Insurance Company and Contract Owners of Ohio National
Variable Account D:

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D (comprised of the Equity, Money Market, Bond, Omni, International, Capital Appreciation (formerly Small Cap Growth), Small Cap, International Small Company (formerly Global Contrarian), Aggressive Growth, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Janus Aspen Series Retirement Shares -- Growth, Janus Aspen Series Retirement Shares -- Worldwide Growth, Janus Aspen Series Retirement
Shares -- Balanced, Strong Variable Funds -- Mid-Cap Growth, Goldman Sachs VIT Capital Growth, and Lazard Retirement Small Cap subaccounts) (collectively, the Account) as of December 31, 1999 and the related statements of operations and changes in contract owners' equity for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account D as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the periods indicated herein in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Cincinnati, Ohio
February 18, 2000

                        OHIO NATIONAL VARIABLE ACCOUNTS

                                    FORM N-4


                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated February 18, 2000

      Statement of Assets and Contract Owners' Equity dated December 31, 1999

      Statement of Operations and Changes in Contract Owners' Equity for the Year Ended December 31, 1999

      Notes to Financial Statements dated December 31, 1999

      Schedule of Changes in Unit Values for the Year Ended December 31, 1999


The following consolidated financial statements of The Depositor and its subsidiaries are also included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG LLP dated January 29, 2000

      Consolidated Balance Sheets dated December 31, 1999 and 1998

      Consolidated Statements of Income for the Years Ended December 31, 1999, 1998 and 1997

      Consolidated Statements of Equity for the Years Ended December 31, 1999, 1998 and 1997

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1999, 1998 and 1997

      Notes to Consolidated Financial Statements dated December 31, 1999, 1998 and 1997


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213) on April 25, 1997.

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio
             National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213) and Exhibit (8)(a) of Post-effective Amendment no. 2 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1999 (File no. 333-43511).

      (13) Computation of Performance Data was filed as Exhibit (13) of Form N-4, Pre-effective Amendment no. 1, of Ohio National Variable Account A (File no. 333-43511) on April 10, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Ronald L. Benedict*                Corporate Vice President, Counsel and
                                   Secretary

Michael A. Boedeker*               Vice President, Senior Investment Officer

Robert A. Bowen*                   Senior Vice President, Information Systems

Roylene M. Broadwell*              Vice President & Treasurer




Dale P. Brown                      Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202


Victoria B. Buyniski Gluckman      Director

2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Vice President, Senior Investment Officer

Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Senior Vice President and Chief
                                   Financial Officer

Michael J. Ferry*                  Vice President, Information Systems

Michael F. Haverkamp*              Vice President and Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103

John A. Houser III*                Vice President, Claims

Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Charles S. Mechem, Jr.            Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller, II*              Vice President, Marketing Support

Thomas O. Olson*                  Vice President, Underwriting

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Fourth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Senior Vice President, Strategic
                                  Initiatives

George B. Pearson, Jr.*           Vice President, PGA Marketing

J. Donald Richardson*             Senior Regional Vice President

D. Gates Smith*                   Director and Senior Vice President, Sales

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Stuart G. Summers*                Director and Senior Vice President and General
                                  Counsel

Dennis C. Twarogowski*            Vice President, Career Marketing

Oliver W. Waddell                 Director
425 Walnut Street
Cincinnati, Ohio 45202

Dr. David S. Williams*            Vice President and Medical Director






*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       --------------------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.               D. O'Maley

V.P. & Dir.         R. Dolan          Pres. & Dir.              J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.                 T. Backus

Treas. & Dir.       J. Sander         VP & Dir.                 J. Miller

Vice Pres.          C. Carlson        Sr. VP                    T. Barefield

                                      Secretary & Dir.          R. Benedict

                                      Treasurer &
                                        Compliance Officer      B. Turner

                                      Asst. Secy.               M. Haverkamp

                                      Asst. Tress.              L. Weiler

-------------------------------       --------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    -----------------------------------       ------------------------------------
                                   Chm. & Dir.            D. O'Maley         Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        C. Carlson                                               Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.           J. Palmer          Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.            D. Twarogowski     Sr. VP                 T. Barefield
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         A. Bowen
                                   Secy. & Dir.           M. Haverkamp       Sr. Vice Pres.         D. Cook
Dir.                D. O'Maley                                               Sr. Vice Pres.         G. Smith
                                   Treasurer &                               Vice Pres. & Treas.    R. Broadwell
Dir.                J. Palmer        Compliance Director  B. Turner          Vice President         M. Boedeker
                                                                             Vice President         T. Backus
Treasurer           D. Taney                                                 Vice President         G. Pearson
                                                                             Vice President         M. Stohler
Secretary           R. Benedict                                              Vice Pres.             J. Houser
                                                                             Vice President         D. Twarogowski
VP                  S. Komroka                                               VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
VP                  J. Martin                                                Asst. Actuary          K. Flischel

-------------------------------    ------------------------------            -----------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                             -----------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
                                      VP & Dir.           G. Smith              Vice President      T. Barfield
Vice Pres.          T. Barefield
Vice Pres.          S. Williams       VP & Dir.           D. Twarogowski        Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           B. Turner             Director            R. Love
Director            R. Love                                                     Director            J. Bushman
Director            J. Bushman        Secretary & Dir.    M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of March 20, 2000, the Registrant's contracts were owned by 147 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer and Compliance Officer
      James I. Miller II                   Vice President and Director

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------
$257,215                            None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

         Firstar Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment No. 5, on April 25, 1997.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2000.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ John J. Palmer
                           --------------------------------------
                         John J. Palmer, Senior Vice President,
                                          Strategic Initiatives

Attest:

/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 25th day of April, 2000.


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ John J. Palmer
                       ----------------------------------------
                      John J. Palmer, Senior Vice President,
                                      Strategic Initiatives

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----
/s/ David B. O'Maley                       Chairman, President,                 April 25, 2000
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director

*s/ Dale P. Brown                          Director                             April 25, 2000
----------------------
 Dale P. Brown


*s/ Jack E. Brown                          Director                             April 25, 2000
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 25, 2000
-----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski Gluckman          Director                             April 25, 2000
---------------------------------
 Victoria B. Buyniski  Gluckman


*s/ Raymond R. Clark                       Director                             April 25, 2000
----------------------
 Raymond R. Clark


s/ Ronald J. Dolan                         Director                             April 25, 2000
----------------------
 Ronald J. Dolan


                                           Director
----------------------
 John W. Hayden


*s/ Charles S. Mechem, Jr.                 Director                             April 25, 2000
--------------------------
 Charles S. Mechem, Jr.


*s/ James F. Orr                           Director                             April 25, 2000
----------------------
 James F. Orr


s/ John J. Palmer                          Director                             April 25, 2000
----------------------
 John J. Palmer


s/ D. Gates Smith                          Director                             April 25, 2000
----------------------
 D. Gates Smith


s/ Stuart G. Summers                       Director                             April 25, 2000
----------------------
 Stuart G. Summers


*s/ Oliver W. Waddell                      Director                             April 25, 2000
----------------------
 Oliver W. Waddell





*By s/ John J. Palmer
   ----------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG LLP

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of
     The Ohio National Life Insurance Company and
Contract Owners of
     Ohio National Variable Account D:



We consent to use of our reports dated February 18, 2000 for the Ohio National Variable Account D and January 28, 2000 for The Ohio National Life Insurance Company and subsidiaries as included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.








Cincinnati, Ohio                                                   KPMG LLP
April 25, 2000